   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 25, 2008


                                                            FILE NOS. 333-138258
                                                                       811-21970
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                      /X/
PRE-EFFECTIVE AMENDMENT NO.                 / /
POST-EFFECTIVE AMENDMENT NO. 2              /X/

                     AND/OR

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 5                             /X/
        (Check Appropriate Box or Boxes)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3
                           (Exact Name of Registrant)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (Name of Depositor)

               6610 WEST BROAD STREET RICHMOND, VIRGINIA    23230
         (Address of Depositor's Principal Executive Office) (Zip Code)

                                 (804) 281-6000
              (Depositor's Telephone Number, including Area Code)

                              HEATHER HARKER, ESQ.
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 WEST BROAD STREET
                            RICHMOND, VIRGINIA 23230
                    (Name and Address of Agent for Service)

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[ ] on [date] pursuant to paragraph (b) of Rule 485



[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Prospectus for Modified Single Premium Payment Variable Immediate Annuity
                                    Contract

         Issued by Genworth Life and Annuity Insurance Company from its

                 Genworth Life & Annuity VA Separate Account 3


This prospectus, dated May 1, 2008, describes a modified individual single premium payment variable immediate annuity contract (the "contract" or "contracts") offered to individuals aged 85 and younger at the time the contract is issued. This contract may be issued as a contract qualified to receive certain tax benefits under the Internal Revenue Code of 1986, as amended (the "Code"), or issued as a non-qualified contract under the Code. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady-SM- Variable Income Provider" in our marketing materials.



This prospectus gives details about the contract and Genworth Life & Annuity VA Separate Account 3 (the "Separate Account"). You should read this prospectus carefully before investing and keep it for future reference.



This contract provides for Income Payments to begin on the Income Start Date. These payments may be made on a variable and/or fixed basis. The amount of Income Payments payable will be determined by the amount of your net premium payment, the Assumed Interest Rate, your Income Start Date, your payment plan and, if Variable Income Payments are elected, the performance of the Portfolios you elect. The minimum amount required to purchase this contract is $25,000.



Your premium payment may be allocated to one, but no more than 30, of the portfolios listed below, in addition to the General Account. No more than 80% of the single premium payment may be allocated to the General Account prior to the Income Start Date.


AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Basic Value Fund -- Series II shares

AIM V.I. Capital Appreciation Fund -- Series I shares

AIM V.I. Core Equity Fund -- Series I shares

AIM V.I. International Growth Fund -- Series II shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:

AllianceBernstein Global Technology Portfolio -- Class B

Alliance Bernstein Growth and Income Portfolio -- Class B

Alliance Bernstein International Value Portfolio -- Class B

AllianceBernstein Large Cap Growth Portfolio -- Class B

AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:

VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:

BlackRock Basic Value V.I. Fund -- Class III Shares

BlackRock Global Allocation V.I. Fund -- Class III Shares

BlackRock Large Cap Growth V.I. Fund -- Class III Shares

BlackRock Value Opportunities V.I. Fund -- Class III Shares


COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:


Columbia Marsico Growth Fund, Variable Series -- Class A

Columbia Marsico International Opportunities Fund, Variable Series -- Class B

EATON VANCE VARIABLE TRUST:

VT Floating-Rate Income Fund

VT Worldwide Health Sciences Fund

EVERGREEN VARIABLE ANNUITY TRUST:

Evergreen VA Omega Fund -- Class 2

FEDERATED INSURANCE SERIES:

Federated High Income Bond Fund II -- Service Shares

Federated Kaufmann Fund II -- Service Shares

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUND:

VIP Balanced Portfolio -- Service Class 2

VIP Contrafund-Registered Trademark- Portfolio -- Service Class 2

VIP Dynamic Capital Appreciation Portfolio -- Service Class 2

VIP Equity-Income Portfolio -- Service Class 2

VIP Growth Portfolio -- Service Class 2

VIP Growth & Income Portfolio -- Service Class 2

VIP Mid Cap Portfolio -- Service Class 2

VIP Value Strategies Portfolio -- Service Class 2


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:


Franklin Income Securities Fund -- Class 2 Shares


Mutual Discovery Securities Fund -- Class 2 Shares


Mutual Shares Securities Fund -- Class 2 Shares

Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:

Income Fund

Mid-Cap Equity Fund

Money Market Fund

Premier Growth Equity Fund

Real Estate Securities Fund

S&P 500-Registered Trademark- Index Fund

Small-Cap Equity Fund

Total Return Fund -- Class 3 Shares

U.S. Equity Fund

Value Equity Fund


GOLDMAN SACHS VARIABLE INSURANCE TRUST:


Goldman Sachs Capital Growth Fund -- Service Shares

Goldman Sachs Growth and Income Fund -- Service Shares

JANUS APSEN SERIES:

Balanced Portfolio -- Service Shares

Forty Portfolio -- Service Shares


LEGG MASON PARTNERS VARIABLE EQUITY TRUST:



Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II



Legg Mason Partners Variable Fundamental Value Portfolio -- Class II



LORD ABBETT SERIES FUND, INC.:


America's Value Portfolio -- Class VC Shares

Bond-Debenture Portfolio -- Class VC Shares

Growth Opportunies Portfolio -- Class VC Shares

Growth and Income Portfolio -- Class VC Shares

International Portfolio -- Class VC Shares

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST:

MFS-Registered Trademark- Investors Growth Stock Series -- Service Class Shares

MFS-Registered Trademark- Investors Trust Series -- Service Class Shares

MFS-Registered Trademark- Total Return Series -- Service Class Shares

MFS-Registered Trademark- Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Balanced Fund/VA -- Service Shares

Oppenheimer Capital Appreciation Fund/VA -- Service Shares

Oppenheimer Global Securities Fund/VA -- Service Shares

Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

Oppenheimer MidCap Fund/VA -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:

All Asset Portfolio -- Advisor Class Shares

High Yield Portfolio -- Administrative Class Shares

Long-Term U.S. Government Portfolio -- Administrative Class Shares

Low Duration Portfolio -- Administrative Class Shares

Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:

Jennison Portfolio -- Class II

Jennison 20/20 Focus Portfolio -- Class II

Natural Resources Portfolio -- Class II

RYDEX VARIABLE TRUST:

OTC Fund

VAN KAMPEN LIFE INVESTMENT TRUST:

Comstock Portfolio -- Class II Shares

Growth and Income Portfolio -- Class II Shares


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:


Equity and Income Portfolio -- Class II

Not all these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:
     -->  Is not a bank deposit
     -->  Is not FDIC insured
     --> Is not insured or endorsed by any bank or any federal government agency
     -->  May not be available in every state
     -->  May go down in value

Allocations made to the Separate Account are not guaranteed. Income Payments made from the Separate Account will depend on the investment performance of the Portfolios selected. YOU BEAR THE INVESTMENT RISK OF ALLOCATING ASSETS TO THE SUBACCOUNTS WHICH INVEST IN THE PORTFOLIOS.


This product has optional benefits available to owners. Not all of the features and benefits described in this prospectus may be available in all states. Should an owner not be able to obtain a certain feature explained in this prospectus, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in a particular state. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits with the possibility that, had you not purchased the optional benefit, your Contract Value before the Income Start Date may have been higher and your Income Payments after the Income Start Date may have been higher.


These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


A Statement of Additional Information dated May 1, 2008, which contains additional information about the contract, has been filed with the SEC and is incorporated by reference into this prospectus. If you would like a free copy of the Statement of Additional Information, you may call us at:


                                  800.352.9910

                                or write us at:

                             6610 West Broad Street
                            Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at WWW.SEC.GOV. Please reference RetireReady-SM- Variable Income Provider when searching for this product.


This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS.......................................   5

FEE TABLES........................................   7

SYNOPSIS..........................................   9

CONDENSED FINANCIAL INFORMATION...................  12

FINANCIAL STATEMENTS..............................  12

THE COMPANY.......................................  12

THE SEPARATE ACCOUNT..............................  12

THE PORTFOLIOS....................................  13

VOTING RIGHTS.....................................  21

ASSET ALLOCATION PROGRAM..........................  21

THE GENERAL ACCOUNT...............................  24

CHARGES AND OTHER DEDUCTIONS......................  25

TRANSACTION EXPENSES..............................  25

THE CONTRACT......................................  27

TRANSFERS.........................................  31

SURRENDER OF THE CONTRACT.........................  36

DEATH PROVISIONS..................................  37

INCOME PAYMENTS...................................  38

TAX MATTERS.......................................  50

REQUESTING PAYMENTS...............................  58

SALE OF THE CONTRACTS.............................  58

ADDITIONAL INFORMATION............................  60

APPENDIX..........................................  63

DEFINITIONS

The following terms are used throughout this prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate your value in each Subaccount prior to the Income Start Date.


ANNUITANT(S) -- The person(s) named in the contract upon whose age and, where appropriate, gender, we use to determine Income Payments.


ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of Variable Income Payments.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy.


ASSUMED INTEREST RATE -- The interest rate that is used to calculate the number of Annuity Units and Annuity Unit values.


CODE -- The Internal Revenue Code of 1986, as amended.

COMMUTATION --The right to receive a fixed one-time total payment or one of two partial payments instead of receiving Income Payments. Commutation rights are only available if elected with an available rider at the time of application and a period certain payout option is elected.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. The Contract Date is used to determine contract years and contract anniversaries.

CONTRACT VALUE -- Prior to the Income Start Date, the total value of all your Accumulation Units in the Subacounts and any amounts held in the General Account upon any valid redemption request.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment
Strategy.

FIXED INCOME PAYMENT -- The portion of the Income Payment that is supported by the General Account and which does not vary in amount based on the investment experience of the Separate Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- The assets of the Company other than those allocated to Genworth Life & Annuity VA Separate Account 3 or any other segregated asset account of the Company.

HOME OFFICE -- Our offices at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME PAYMENT -- One of a series of periodic payments made to the Payee(s). The Income Payment is the sum of any Fixed Income Payment and any Variable Income Payment.


INCOME START DATE -- The date of the initial Income Payment. The Income Start Date cannot occur prior to the expiration of the free-look period and must be a date within 12 months of the Contract Date. This date may not be changed once the contract is issued.


INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model.


PAYEE(S) -- The person(s) or entity(ies) who receive(s) Income Payments. The owner and any joint owner will be the payee(s) unless you designate another Payee(s).



PAYMENT MODE -- The period that indicates the frequency of Income Payments. A Payment Mode cannot provide Income Payments more frequently than monthly and less frequently than annually.


PORTFOLIO -- A division of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 3, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or in all markets.

VALUATION DAY -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

VARIABLE INCOME PAYMENT -- The portion of the Income Payment that is based on the investment experience of one or more Subaccounts.

FEE TABLES



The following tables describe the fees and expenses that you will pay when buying, owning or surrendering the contract. The first table describes the fees and expenses that you will pay when you purchase the contract. State premium taxes may also be deducted.



CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------



Sales Charge(1a)                                    Premium Paid(2a)
----------------                                    ----------------
5.0%                                                $25,000 - $49,999
4.5%                                                $50,000 - $99,999
3.5%                                                $100,000 - $249,999
2.5%                                                $250,000 - $499,999
2.0%                                                $500,000 - $749,999
1.5%                                                $750,000 - $999,999
1.0%                                                $1,000,000 and greater


--------------------------------------------------------------------------------


(1a) The sales charge is deducted prior to applying any remaining premium to your contract.
(2a) We will aggregate premium paid for purposes of assessing a sales charge when the same owner purchases more than one contract. The owner may not purchase more than one contract with the same Annuitant with an aggregate premium payment of more than $1,000,000 without our prior consent.




The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.



PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------



SEPARATE ACCOUNT ANNUAL EXPENSES



    (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)




---------------------------------------------------------
Mortality and Expense Risk Charge                   0.70%
Administrative Expense Charge                       0.00%
---------------------------------------------------------



OPTIONAL BENEFITS(1A)



    (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)




---------------------------------------------------------
Commutation of Income Payments Rider Option(2a)     0.00%
Levelized Income Rider Option                       0.00%
Levelized Income with Commutation Rider Option(2a)  0.00%
Levelized Income with Guaranteed Payment Floor
 Rider Options
    -  Levelized Income with a Guaranteed Payment
       Floor Equal to 50% of the Estimated Initial
       Payment                                      0.00%
    -  Levelized Income with a Guaranteed Payment
       Floor Equal to 75% of the Estimated Initial
       Payment                                      0.30%
    -  Levelized Income with a Step-Up Guaranteed
       Payment Floor                                0.50%
Commutation of Guaranteed Income Payments Rider
Option(2a)                                          0.00%
---------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES(3A)  1.20%


--------------------------------------------------------------------------------

(1a) The riders must be purchased at application. Except for the Levelized Income with Commutation Rider Option and the Commutation of Guaranteed Income Payments Rider Option, none of the rider options may be elected together or in any combination. The Levelized Income with Commutation Rider Option can only be purchased if the owner also has elected the Levelized Income Rider Option. The Commutation of Guaranteed Income Payments Rider Option can only be purchased if the owner also has elected one of the Levelized Income with Guaranteed Payment Floor Rider Options.
     Not all rider options may be available in all states or in all markets. We reserve the right to discontinue offering these rider options at any time and for any reason.

(2a) Rider options with Commutation features are available only if the owner elects a payment plan with a period certain payout option.

(3a) The Maximum Total Separate Account Annual Expenses assume that the owner elected the Levelized Income with a Step-Up Guaranteed Payment Floor Rider Option.




For information concerning compensation paid for the sale of the contract, SEE the "Sale of the Contracts" provision of this prospectus.



The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



ANNUAL PORTFOLIO EXPENSES(1A)             MINIMUM   MAXIMUM
------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING
 EXPENSES (BEFORE FEE WAIVERS OR
 REIMBURSEMENTS)
                                           -----%    -----%


--------------------------------------------------------------------------------


(1a) The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are % and %, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

SYNOPSIS



This contract is an individual modified single premium payment variable immediate annuity contract. We may issue this contract as a contract qualified to receive certain tax benefits under the Code (a "Qualified Contract"), or as a contract that is not qualified to receive certain tax benefits under the Code (a "Non-Qualified Contract"). This prospectus provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. SEE "The Contract" provision of this prospectus.



HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. A sales charge ranging from 1.0% to 5.0%, depending on the premium payment received, will be deducted from your premium payment prior to applying any remaining premium to your contract. We will aggregate premium paid for purposes of assessing a sales charge when the same contract owner purchases more than one contract. The contract owner may not purchase more than one contract with the same Annuitant with an aggregate premium payment of more than $1,000,000 without our prior consent. During the accumulation period, you can use your net premium payment to purchase Accumulation Units in the Separate Account or purchase interest in the General Account. Prior to the Income Start Date, only 80% of your net premium payment may be allocated to the General Account. On the Income Start Date, your Accumulation Units will be converted to Annuity Units and your interest in the General Account will convert to Fixed Income Payments. After the Income Start Date, you may transfer 100% of your assets to the General Account. You may choose Fixed Income Payments and/or Variable Income Payments. For Variable Income Payments, we base each periodic Income Payment on (i) the number of Annuity Units determined at the time you decide to annuitize and (ii) the value of each Annuity Unit on the date each payment is determined. SEE "The Contract" and the "Income Payments" provisions of this prospectus.


WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. SEE the "Separate Account" provision of this prospectus.


WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payment to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. SEE the "Separate Account" provision of this prospectus.



WHAT IS THE GENERAL ACCOUNT? The General Account pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. We assume the risk of investment gain or loss on amounts allocated to the General Account.



The General Account is not part of and does not depend on the investment performance of the Separate Account. You may only allocate 80% of your premium payment to the General Account prior to the Income Start Date. After the Income Start Date, you may transfer up to 100% of your assets to the General Account. We reserve the right, however, to limit transfers to the General Account to 80% of your net premium payment. The General Account may not be available in all states. SEE "The General Account" and the "Transfers" provisions of this prospectus.



WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? We will deduct a sales charge ranging from 1.0% to 5.0%, depending on the amount of premium we receive, prior to applying any remaining premium to your contract. We will aggregate premium paid for purposes of assessing a sales charge when the same contract owner purchases more than one contract. The contract owner may not purchase more than one contract with the same Annuitant with an aggregate premium payment of more than $1,000,000 without our prior consent.



We assess charges in the aggregate at an effective annual rate of 0.70% of the daily net asset value of the Separate Account. This charge consists of a mortality and expense risk charge. We also may assess charges for the optional riders. For a complete discussion of all charges associated with the contract, SEE the "Charges and Other Deductions" provision of this prospectus.


If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from each premium payment, from surrender of the contract if the contract is surrendered prior to the Income Start Date, or if a Commutation rider is elected, from the Commuted Value upon Commutation of the contract. SEE the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees or service share fees, if applicable. SEE the "Fee Tables"
section in this prospectus. These Portfolio expenses are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, SEE the "Sale of the Contracts" provision in this prospectus.

We also offer variable deferred and immediate variable annuity contracts through other separate accounts of the Company which may invest in the same Portfolios offered under this contract. These contracts have different charges and features and may be more suitable for your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call 800.352.9910.


HOW MUCH MUST I PAY? This product is a single premium payment variable immediate annuity. The minimum premium payment needed to purchase this product is $25,000 and the maximum premium payment cannot be greater than $1,000,000 for any Annuitant without our prior consent. In addition, we reserve the right to refuse any premium payment that exceeds an aggregate premium payment of $1,000,000 for any contract issued by the Company or any of its affiliated companies to the same contract owner or with the same named Annuitant(s).


HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you Income Payments beginning on the Income Start Date, provided an Annuitant is living on that date. You may elect to have Income Payments made monthly, quarterly, semi-annually or annually. However, once Income Payments begin, the frequency of Income Payments cannot change.


You may elect to receive Variable Income Payments and/or Fixed Income Payments. If you elect to receive Fixed Income Payments and if your Income Start Date is within 90 days of the Contract Date, we will calculate your initial Fixed Income Payment using the net payout rate for a single premium annuity in effect on the Contract Date. If you elect to receive Fixed Income Payments and if your Income Start Date is greater than 90 days after the Contract Date, we will calculate your initial Fixed Income Payment using the net payout rate in effect on your Income Start Date. The rate is based on the Annuitant(s)' age and gender, if applicable, and the Income Payment Plan selected. On each anniversary of the Income Start Date, your Fixed Income Payment will increase by the cost of living adjustment stated in your contract. This amount may vary from contract to contract and by the state in which the contract is issued. Variable Income Payments will reflect the investment experience of the Subaccounts you select. The Variable Income Payment for each Subaccount is based on the number of Annuity Units for the Subaccount multiplied by the applicable Annuity Unit value for the Subaccount on the payment date. If the payment date is not a Valuation Day, the Annuity Unit value will be as of the most recent Valuation Day prior to the payment date. SEE the "Income Payments" provision of this prospectus.



WHAT HAPPENS IF I DIE? Before the Income Start Date, if an owner, joint owner, or any Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. SEE "The Death Benefit" provision of this prospectus.


MAY I TRANSFER ASSETS AMONG THE INVESTMENT OPTIONS? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. In addition, there may be additional transfer limitations imposed by the Portfolios. The minimum transfer amount is currently $100 or the entire balance of the Subaccount if the transfer will leave a balance of less than $100. You may also make transfers to and from the Subaccounts and General Account, subject to certain restrictions. SEE the "Transfers" and "General Account" provisions of this prospectus, as well as the prospectuses for each available Portfolio.

MAY I SURRENDER THE CONTRACT OR COMMUTE ANY INCOME PAYMENTS? Yes. You may surrender this contract any time prior to the Income Start Date. Your surrender amount will be equal to the Contract Value, minus any applicable premium tax assessed, as of the Valuation Day your written request to surrender is received by our Home Office in good order ("Surrender Value").

After the Income Start Date, provided you have elected the applicable rider option and your period certain has not terminated, you may commute the Income Payments remaining in the period certain. If an Annuitant is still living on the first day after the period certain has terminated, Income Payments will resume until the death of the last surviving Annuitant.


If you surrender the contract or commute Income Payments, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or Commutation, a 10% Internal Revenue Service ("IRS") penalty tax. A surrender or Commutation may also be subject to tax withholding. SEE the "Federal Tax Matters" provision of this prospectus.


DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require longer periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to the Contract Value, plus any sales charges and premium tax taken by the Company prior to allocating the net premium to the contract. Or if required by the law of your state, we will refund your premium payment, including any sales charges and premium tax taken by the Company, less any previous payments made. SEE the "Return Privilege" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your application, we will allocate your net premium payment directly to the Subaccounts that correspond to the Portfolios you choose or to the General Account if you so elect on the application. SEE "The Contract -- Allocation of Net Premium."


WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until Income Payments begin. A distribution from the contract, which includes a full surrender (including surrender due to death) or Commutation of the period certain (if one of the Commutation rider options is elected and the benefits are commuted), will generally result in taxable income if there has been an increase in account value. In certain circumstances, a 10% IRS penalty tax may apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long-term capital gains and corporate dividends. SEE the "Federal Tax Matters" provision of this prospectus.



CONDENSED FINANCIAL INFORMATION



The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of unit values.



Please SEE Appendix B of this prospectus for tables of Accumulation Unit values.


FINANCIAL STATEMENTS

The consolidated "historical" and "as-if pooled" financial statements of Genworth Life and Annuity Insurance Company and subsidiaries are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 800.352.9910 or write our Home Office at the address listed on page 1 of the prospectus. In addition, the Statement of Additional Information is available on the SEC's website at WWW.SEC.GOV (word search RetireReady-SM- Variable Income Provider under Company Filings). The SEC website is a uniform resource locator (URL) and an inactive textual reference only; this reference is not intended to incorporate the SEC website into this prospectus.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond Virginia 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.


We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on June 22, 2006. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. We use the Separate Account to support the contract, as well as other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subacccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct. Guarantees made under the Contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.


We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.


If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount that corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate the single premium payment. There are limitations on the number of transfers that may be made each calendar year. SEE the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your single premium payment and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at 800.352.9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

                                                                                                ADVISER (AND SUB-ADVISER(S),
                                SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE            AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS    AIM V.I. BASIC VALUE FUND --    Seeks to provide long-term      A I M Advisors, Inc.
                                SERIES II SHARES                growth of capital.
                                ----------------------------------------------------------------------------------------------
                                AIM V.I. CAPITAL APPRECIATION   Seeks to provide growth of      A I M Advisors, Inc.
                                FUND -- SERIES I SHARES         capital.
                                ----------------------------------------------------------------------------------------------
                                AIM V.I. CORE EQUITY FUND --    Seeks to provide growth of      A I M Advisors, Inc.
                                SERIES I SHARES                 capital.
                                ----------------------------------------------------------------------------------------------
                                AIM V.I. INTERNATIONAL GROWTH   Seeks to provide long-term      A I M Advisors, Inc.
                                FUND -- SERIES II SHARES        growth of capital.
                                ----------------------------------------------------------------------------------------------

                                                                                                ADVISER (AND SUB-ADVISER(S),
                                SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE            AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE      ALLIANCEBERNSTEIN GLOBAL        Long-term growth of capital.    Alliance Capital Management,
PRODUCTS SERIES FUND, INC.      TECHNOLOGY PORTFOLIO --                                         L.P.
                                CLASS B
                                ----------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN GROWTH AND    Long-term growth of capital.    Alliance Capital Management,
                                INCOME PORTFOLIO -- CLASS B                                     L.P.
                                ----------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN               Long-term growth of capital.    Alliance Capital Management,
                                INTERNATIONAL VALUE                                             L.P.
                                PORTFOLIO -- CLASS B
                                ----------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN LARGE CAP     Long-term growth of capital.    Alliance Capital Management,
                                GROWTH PORTFOLIO -- CLASS B                                     L.P.
                                ----------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SMALL CAP     Long-term growth of capital.    Alliance Capital Management,
                                GROWTH PORTFOLIO -- CLASS B                                     L.P.
                                ----------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE       VP INFLATION PROTECTION         Pursues long-term total return  American Century Investment
PORTFOLIOS II, INC.             FUND -- CLASS II                using a strategy that seeks to  Management, Inc.
                                                                protect against U.S.
                                                                inflation.
                                ----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES       BLACKROCK BASIC VALUE V.I.      Seeks capital appreciation      BlackRock Advisors, LLC
FUNDS, INC.                     FUND -- CLASS III SHARES        and, secondarily, income.       (subadvised by BlackRock
                                                                                                Investment Management, LLC)
                                ----------------------------------------------------------------------------------------------
                                BLACKROCK GLOBAL ALLOCATION     Seeks high total investment     BlackRock Advisors, LLC
                                V.I. FUND -- CLASS III SHARES   return.                         (subadvised by BlackRock
                                                                                                Investment Management, LLC)
                                ----------------------------------------------------------------------------------------------
                                BLACKROCK LARGE CAP GROWTH      Seeks long-term capital         BlackRock Advisors, LLC
                                V.I. FUND -- CLASS III SHARES   growth.                         (subadvised by BlackRock
                                                                                                Investment Management, LLC)
                                ----------------------------------------------------------------------------------------------
                                BLACKROCK VALUE OPPORTUNITIES   Seeks long-term growth of       BlackRock Advisors (subadvised
                                V.I. FUND -- CLASS III SHARES   capital.                        by BlackRock Investment
                                                                                                Management, LLC)
                                ----------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE         COLUMBIA MARSICO GROWTH FUND,   The fund seeks long-term        Columbia Management Advisors,
INSURANCE TRUST I               VARIABLE SERIES -- CLASS A      growth of capital.              LLC (subadvised by Marsico
                                                                                                Capital Management, LLC)
                                ----------------------------------------------------------------------------------------------
                                COLUMBIA MARSICO INTERNATIONAL  The fund seeks long-term        Columbia Management Advisors,
                                OPPORTUNITIES FUND, VARIABLE    growth of capital.              LLC (subadvised by Marsico
                                SERIES -- CLASS B                                               Capital Management, LLC)
                                ----------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST      VT FLOATING-RATE INCOME FUND    To provide a high level of      Eaton Vance Management
                                                                current income.
                                ----------------------------------------------------------------------------------------------
                                VT WORLDWIDE HEALTH SCIENCES    Seeks long-term capital growth  OrbiMed Advisors LLC
                                FUND                            by investing in a worldwide
                                                                and diversified portfolio of
                                                                health sciences companies.
                                ----------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY      EVERGREEN VA OMEGA FUND --      Seeks long-term capital         Evergreen Investment
TRUST                           CLASS 2                         growth.                         Management Company, LLC
                                ----------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES      FEDERATED HIGH INCOME BOND      Seeks high current income by    Federated Investment
                                FUND II -- SERVICE SHARES       investing in lower-rated        Management Company
                                                                corporate debt obligations,
                                                                commonly referred to as "junk
                                                                bonds."
                                ----------------------------------------------------------------------------------------------
                                FEDERATED KAUFMANN FUND II --   Seeks capital appreciation.     Federated Equity Management
                                SERVICE SHARES                                                  Company of Pennsylvania
                                                                                                (subadvised by Federated
                                                                                                Global Investment Management
                                                                                                Corp.)
                                ----------------------------------------------------------------------------------------------

                                                                                                ADVISER (AND SUB-ADVISER(S),
                                SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE            AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
FIDELITY-Registered Trademark-  VIP BALANCED PORTFOLIO --       Seeks income and capital        FMR (subadvised by Fidelity
VARIABLE INSURANCE PRODUCTS     SERVICE CLASS 2                 growth consistent with          Investments Management, Inc.
FUND                                                            reasonable risk.                (FIMM), FMR Co., Inc. (FMRC),
                                                                                                Fidelity Research & Analysis
                                                                                                Company (FRAC), Fidelity
                                                                                                Management & Research (U.K.)
                                                                                                Inc. (FMR U.K.), Fidelity
                                                                                                International Investment
                                                                                                Advisors (FIAA), Fidelity
                                                                                                International Investment
                                                                                                Advisors (U.K.) Limited
                                                                                                (FIAA(U.K.)L), and Fidelity
                                                                                                Investments Japan Limited
                                                                                                (FIJ))
                                ----------------------------------------------------------------------------------------------
                                VIP CONTRAFUND-REGISTERED       Seeks long-term capital         FMR (subadvised by FMRC, FRAC,
                                TRADEMARK- PORTFOLIO --         appreciation.                   FMR U.K., FIIA, FIIA(U.K.)L,
                                SERVICE CLASS 2                                                 and FIJ)
                                ----------------------------------------------------------------------------------------------
                                VIP DYNAMIC CAPITAL             Seeks capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                APPRECIATION PORTFOLIO --                                       FMR U.K., FIIA, FIIA(U.K.)L,
                                SERVICE CLASS 2                                                 and FIJ)
                                ----------------------------------------------------------------------------------------------
                                VIP EQUITY-INCOME PORTFOLIO --  Seeks reasonable income. The    FMR (subadvised by FMRC, FRAC,
                                SERVICE CLASS 2                 fund will also consider the     FMR U.K., FIIA, FIIA(U.K.)L,
                                                                potential for capital           and FIJ)
                                                                appreciation. The fund's goal
                                                                is to achieve a yield which
                                                                exceeds the composite yield on
                                                                the securities comprising the
                                                                Standard & Poors 500-SM- Index
                                                                (S&P 500-Registered
                                                                Trademark-).
                                ----------------------------------------------------------------------------------------------
                                VIP GROWTH PORTFOLIO --         Seeks to achieve capital        FMR (subadvised by FMRC, FRAC,
                                SERVICE CLASS 2                 appreciation.                   FMR U.K., FIIA, FIIA(U.K.)L,
                                                                                                and FIJ)
                                ----------------------------------------------------------------------------------------------
                                VIP GROWTH & INCOME             Seeks high total return         FMR (subadvised by FMRC, FRAC,
                                PORTFOLIO -- SERVICE CLASS 2    through a combination of        FMR U.K., FIIA, FIIA(U.K.)L,
                                                                current income and capital      and FIJ)
                                                                appreciation.
                                ----------------------------------------------------------------------------------------------
                                VIP MID CAP PORTFOLIO --        Seeks long-term growth of       FMR (subadvised by FMRC, FRAC,
                                SERVICE CLASS 2                 capital.                        FMR U.K., FIIA, FIIA(U.K.)L,
                                                                                                and FIJ)
                                ----------------------------------------------------------------------------------------------
                                VIP VALUE STRATEGIES            Seeks capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                PORTFOLIO -- SERVICE CLASS 2                                    FMR U.K., FIIA, FIIA(U.K.)L,
                                                                                                and FIJ)
                                ----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE     FRANKLIN INCOME SECURITIES      Seeks to maximize income while  Franklin Advisers, Inc.
INSURANCE PRODUCTS TRUST        FUND -- CLASS 2 SHARES          maintaining prospects for
                                                                capital appreciation. The Fund
                                                                normally invests in both
                                                                equity and debt securities.
                                                                The Fund seeks income by
                                                                investing in corporate,
                                                                foreign and U.S. Treasury
                                                                bonds as well as stocks with
                                                                dividend yields the manager
                                                                believes are attractive.
                                ----------------------------------------------------------------------------------------------
                                MUTUAL DISCOVERY SECURITIES     Seeks capital appreciation.     Franklin Mutual Advisers, LLC
                                FUND -- CLASS 2                 The Fund normally invests
                                                                mainly in U.S. and foreign
                                                                equity securities that the
                                                                manager believes are
                                                                undervalued. The Fund normally
                                                                invests primarily in
                                                                undervalued stocks and to a
                                                                lesser extent in risk
                                                                arbitrage securities and
                                                                distressed companies.
                                ----------------------------------------------------------------------------------------------
                                MUTUAL SHARES SECURITIES        Seeks capital appreciation,     Franklin Mutual Advisers, LLC
                                FUND -- CLASS 2 SHARES          with income as a secondary
                                                                goal. The fund normally
                                                                invests primarily in equity
                                                                securities of companies the
                                                                manager believes are
                                                                undervalued. The fund also
                                                                invests, to a lesser extent in
                                                                risk arbitrage securities and
                                                                distressed companies.
                                ----------------------------------------------------------------------------------------------

                                                                                                ADVISER (AND SUB-ADVISER(S),
                                SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE            AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
                                TEMPLETON GROWTH SECURITIES     Seeks long-term capital         Templeton Global Advisors
                                FUND -- CLASS 2 SHARES          growth. The Fund normally       Limited
                                                                invests primarily in equity
                                                                securities of companies
                                                                located anywhere in the world,
                                                                including those in the U.S.
                                                                and in emerging markets.
                                ----------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.      INCOME FUND                     Seeks maximum income            GE Asset Management
                                                                consistent with prudent         Incorporated
                                                                investment management and the
                                                                preservation of capital.
                                ----------------------------------------------------------------------------------------------
                                MID-CAP EQUITY FUND             Seeks long-term growth of       GE Asset Management
                                                                capital and future income.      Incorporated
                                ----------------------------------------------------------------------------------------------
                                MONEY MARKET FUND(1A)           Seeks a high level of current   GE Asset Management
                                                                income consistent with the      Incorporated
                                                                preservation of capital and
                                                                maintenance of liquidity.
                                ----------------------------------------------------------------------------------------------
                                PREMIER GROWTH EQUITY FUND      Seeks long-term growth of       GE Asset Management
                                                                capital and future income       Incorporated
                                                                rather than current income.
                                ----------------------------------------------------------------------------------------------
                                REAL ESTATE SECURITIES FUND     Seeks maximum total return      GE Asset Management
                                                                through current income and      Incorporated (subadvised by
                                                                capital appreciation.           Urdang Securities
                                                                                                Management, Inc.)
                                ----------------------------------------------------------------------------------------------
                                S&P 500-REGISTERED TRADEMARK-   Seeks growth of capital and     GE Asset Management
                                INDEX FUND(2A)                  accumulation of income that     Incorporated (subadvised by
                                                                corresponds to the investment   SSgA Funds Management, Inc.)
                                                                return of S&P's 500 Composite
                                                                Stock Index.
                                ----------------------------------------------------------------------------------------------
                                SMALL-CAP EQUITY FUND           Seeks long-term growth of       GE Asset Management
                                                                capital.                        Incorporated (subadvised by
                                                                                                Palisade Capital Management,
                                                                                                L.L.C.)
                                ----------------------------------------------------------------------------------------------
                                TOTAL RETURN FUND -- CLASS 3    Seeks the highest total         GE Asset Management
                                SHARES                          return, composed of current     Incorporated
                                                                income and capital
                                                                appreciation, as is consistent
                                                                with prudent investment risk.
                                ----------------------------------------------------------------------------------------------
                                U.S. EQUITY FUND                Seeks long-term growth of       GE Asset Management
                                                                capital.                        Incorporated
                                ----------------------------------------------------------------------------------------------
                                VALUE EQUITY FUND               Seeks long-term growth of       GE Asset Management
                                                                capital and future income.      Incorporated
                                ----------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE          GOLDMAN SACHS CAPITAL GROWTH    Seeks long-term growth of       Goldman Sachs Asset
INSURANCE TRUST                 FUND -- SERVICE SHARES          capital.                        Management, L.P.
                                ----------------------------------------------------------------------------------------------
                                GOLDMAN SACHS GROWTH AND        Seeks long-term growth of       Goldman Sachs Asset
                                INCOME FUND -- SERVICE SHARES   capital and growth of income.   Management, L.P.
                                ----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES              BALANCED PORTFOLIO -- SERVICE   Seeks long-term capital         Janus Capital Management LLC
                                SHARES                          growth, consistent with
                                                                preservation of capital and
                                                                balanced by current income.
                                ----------------------------------------------------------------------------------------------
                                FORTY PORTFOLIO -- SERVICE      A non-diversified portfolio     Janus Capital Management LLC
                                SHARES                          that seeks long-term growth of
                                                                capital.(3a)
                                ----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE    LEGG MASON PARTNERS VARIABLE    Seeks capital appreciation.     Legg Mason Partners Fund
EQUITY TRUST                    AGGRESSIVE GROWTH PORTFOLIO --                                  Advisor, LLC (subadvised by
                                CLASS II                                                        ClearBridge Advisors, LLC)
                                ----------------------------------------------------------------------------------------------
                                LEGG MASON PARTNERS VARIABLE    Seeks capital appreciation      Legg Mason Partners Fund
                                FUNDAMENTAL VALUE PORTFOLIO --  through investments.            Advisor, LLC (subadvised by
                                CLASS I                                                         ClearBridge Advisors, LLC)
                                ----------------------------------------------------------------------------------------------

------------------------------------------


(1a) During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.
(2a) "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500-Registered Trademark- Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.
(3a) A nondiversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                ADVISER (AND SUB-ADVISER(S),
                                SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE            AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.   AMERICA'S VALUE PORTFOLIO --    Seeks current income and        Lord, Abbett & Co. LLC
                                CLASS VC SHARES                 capital appreciation.
                                ----------------------------------------------------------------------------------------------
                                BOND-DEBENTURE PORTFOLIO --     Seeks high current income and   Lord, Abbett & Co. LLC
                                CLASS VC SHARES                 the opportunity for capital
                                                                appreciation to produce a high
                                                                total return.
                                ----------------------------------------------------------------------------------------------
                                GROWTH OPPORTUNITIES            Seeks capital appreciation      Lord, Abbett & Co. LLC
                                PORTFOLIO -- CLASS VC SHARES
                                ----------------------------------------------------------------------------------------------
                                GROWTH AND INCOME PORTFOLIO --  Seeks long-term growth of       Lord, Abbett & Co. LLC
                                CLASS VC SHARES                 capital and income without
                                                                excessive fluctuations in
                                                                market value.
                                ----------------------------------------------------------------------------------------------
                                INTERNATIONAL PORTFOLIO --      Seeks long-term capital         Lord, Abbett & Co. LLC
                                CLASS VC SHARES                 appreciation.
                                ----------------------------------------------------------------------------------------------
MFS-Registered Trademark-       MFS-REGISTERED TRADEMARK-       The fund's investment           Massachusetts Financial
VARIABLE INSURANCE TRUST        INVESTORS GROWTH STOCK          objective is to seek capital    Services Company
                                SERIES -- SERVICE CLASS SHARES  appreciation. The fund's
                                                                objective may be changed
                                                                without shareholder approval.
                                ----------------------------------------------------------------------------------------------
                                MFS-REGISTERED TRADEMARK-       The fund's investment           Massachusetts Financial
                                INVESTORS TRUST SERIES --       objective is to seek capital    Services Company
                                SERVICE CLASS SHARES            appreciation. The fund's
                                                                objective may be changed
                                                                without shareholder approval.
                                ----------------------------------------------------------------------------------------------
                                MFS-REGISTERED TRADEMARK-       The fund's investment           Massachusetts Financial
                                TOTAL RETURN SERIES --          objective is to seek total      Services Company
                                SERVICE CLASS SHARES            return. The fund's objective
                                                                may be changed without
                                                                shareholder approval.
                                ----------------------------------------------------------------------------------------------
                                MFS-REGISTERED TRADEMARK-       The fund's investment           Massachusetts Financial
                                UTILITIES SERIES -- SERVICE     objective is to seek total      Services Company
                                CLASS SHARES                    return. The fund's objective
                                                                may be changed without
                                                                shareholder approval.
                                ----------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT    OPPENHEIMER BALANCED            Seeks a high total investment   OppenheimerFunds, Inc.
FUNDS                           FUND/VA -- SERVICE SHARES       return, which includes current
                                                                income and capital
                                                                appreciation in the value of
                                                                its shares.
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER CAPITAL             Seeks capital appreciation by   OppenheimerFunds, Inc.
                                APPRECIATION FUND/VA --         investing in securities of
                                SERVICE SHARES                  well-known, established
                                                                companies.
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER GLOBAL SECURITIES   Seeks long-term capital         OppenheimerFunds, Inc.
                                FUND/VA -- SERVICE SHARES       appreciation by investing a
                                                                substantial portion of its
                                                                assets in securities of
                                                                foreign issuers, "growth type"
                                                                companies, cyclical industries
                                                                and special situations that
                                                                are considered to have
                                                                appreciation possibilities.
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER MAIN STREET FUND/   Seeks high total return (which  OppenheimerFunds, Inc.
                                VA -- SERVICE SHARES            includes growth in the value
                                                                of its shares as well as
                                                                current income) from equity
                                                                and debt securities.
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER MAIN STREET SMALL   Seeks capital appreciation.     OppenheimerFunds, Inc.
                                CAP FUND/VA -- SERVICE SHARES
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER MIDCAP FUND/VA --   Seeks capital appreciation by   OppenheimerFunds, Inc.
                                SERVICE SHARES                  investing in "growth type"
                                                                companies.
                                ----------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST  ALL ASSET PORTFOLIO -- ADVISOR  Seeks maximum real return       Pacific Investment Management
                                CLASS SHARES                    consistent with preservation    Company LLC
                                                                of real capital and prudent
                                                                investment management.
                                ----------------------------------------------------------------------------------------------

                                                                                                ADVISER (AND SUB-ADVISER(S),
                                SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE            AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
                                HIGH YIELD PORTFOLIO --         Seeks maximum total return,     Pacific Investment Management
                                ADMINISTRATIVE CLASS SHARES     consistent with preservation    Company LLC
                                                                of capital and prudent
                                                                investment management. Invests
                                                                at least 80% of its assets in
                                                                a diversified portfolio of
                                                                high yield securities ("junk
                                                                bonds") rated below investment
                                                                grade but rated at least Caa
                                                                by Moody's or CCC by S&P, or,
                                                                if unrated, determined by
                                                                PIMCO to be of comparable
                                                                quality, subject to a maximum
                                                                of 5% of total assets in
                                                                securities rated Caa by
                                                                Moody's or CCC by S&P, or, if
                                                                unrated determined by PIMCO to
                                                                be of comparable quality.
                                ----------------------------------------------------------------------------------------------
                                LONG-TERM U.S. GOVERNMENT       Seeks maximum total return,     Pacific Investment Management
                                PORTFOLIO -- ADMINISTRATIVE     consistent with preservation    Company LLC
                                CLASS SHARES                    of capital and prudent
                                                                investment management.
                                ----------------------------------------------------------------------------------------------
                                LOW DURATION PORTFOLIO --       Seeks maximum total return,     Pacific Investment Management
                                ADMINISTRATIVE CLASS SHARES     consistent with preservation    Company LLC
                                                                of capital and prudent
                                                                investment management.
                                ----------------------------------------------------------------------------------------------
                                TOTAL RETURN PORTFOLIO --       Seeks maximum total return,     Pacific Investment Management
                                ADMINISTRATIVE CLASS SHARES     consistent with preservation    Company LLC
                                                                of capital and prudent
                                                                investment management.
                                ----------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND      JENNISON PORTFOLIO -- CLASS II  Seeks long-term growth of       Prudential Investments LLC
                                                                capital.                        (subadvised by Jennison
                                                                                                Associates LLC)
                                ----------------------------------------------------------------------------------------------
                                JENNISON 20/20 FOCUS            Seeks long-term growth of       Prudential Investments LLC
                                PORTFOLIO -- CLASS II           capital.                        (subadvised by Jennison
                                                                                                Associates LLC)
                                ----------------------------------------------------------------------------------------------
                                NATURAL RESOURCES PORTFOLIO --  Seeks long-term growth of       Prudential Investments LLC
                                CLASS II                        capital.                        (subadvised by Jennison
                                                                                                Associates LLC)
                                ----------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST            OTC FUND(4A)                    Seeks to provide investment     Rydex Investments
                                                                results that correspond to a
                                                                benchmark for over-the-counter
                                                                securities. The portfolio's
                                                                current benchmark is the
                                                                NASDAQ 100 Index-TM-.
                                ----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT      COMSTOCK PORTFOLIO -- CLASS II  Seeks capital growth and        Van Kampen Asset Management
TRUST                           SHARES                          income through investments in
                                                                equity securities, including
                                                                common stocks, preferred
                                                                stocks and securities
                                                                convertible into common and
                                                                preferred stocks.
                                ----------------------------------------------------------------------------------------------
                                GROWTH AND INCOME PORTFOLIO --  Seeks long-term growth of       Van Kampen Asset Management
                                CLASS II SHARES                 capital and income.
                                ----------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL     EQUITY AND INCOME PORTFOLIO --  Seeks both capital              Morgan Stanley Investment
FUNDS, INC.                     CLASS II                        appreciation and current        Management Inc.
                                                                income.
                                ----------------------------------------------------------------------------------------------

------------------------------------------

(4a) The NASDAQ 100 Index-TM- is an unmanaged index that is a widely recognized indicator of OTC Market performance

Not all of these Portfolios may be available in all states or in all markets.


We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay surrender (including any surrender made due to death) or Commutation proceeds, to make Income Payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.


Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act. We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before notice from the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

(1)  the investment objective of the Portfolio;
(2)  the Portfolio's performance history;
(3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and
(4)  the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.


We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount we may receive from certain Portfolios for the assets allocated to the Portfolios from the Separate Account range from 0.10% to 0.25%. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:

 VT Floating-Rate Income Fund

 VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:

 Evergreen VA Omega Fund -- Class 2

PIMCO Variable Insurance Trust:

 All Asset Portfolio -- Advisor Class Shares

 High Yield Portfolio -- Administrative Class
   Shares

 Long-Term U.S. Government Portfolio --
   Administrative Class Shares

 Low Duration Portfolio -- Administrative
   Class Shares

 Total Return Portfolio -- Administrative
   Class Shares

The Prudential Series Fund:

 Jennison Portfolio -- Class II

 Jennison 20/20 Portfolio -- Class II

 Natural Resources Portfolio -- Class II

The amount we may receive from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account range from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives fees pursuant to an adopted distribution plan pursuant to Rule 12b-1 under the 1940 Act from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS-Registered Trademark- Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Van Kampen Life Investment Trust. SEE the "Fee

Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.


VOTING RIGHTS

As required by law, we will vote shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.


Whenever a Fund calls a shareholder meeting, owners with voting interest in a Portfolio will be notified of issues requiring a shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.


We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

This type of voting, often referred to as "proportional voting," permits all contract owners in this contract, as well as contract owners from other variable annuity contracts and variable life insurance policies who have assets allocated to Subaccounts which invest in the Portfolios ("Beneficial Shareholders") to participate in the voting process.

Proportional voting does not require a predetermined number of votes for a quorum and if the majority Beneficial Shareholders do not participate in the voting process, a minority number of Beneficial Shareholders can determine the result.

Since the Portfolios generally may engaged in shared funding, other persons or entities besides us may vote shares of the Portfolios.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM.

GENERAL

The Asset Allocation Program is an asset allocation service that is made available to you in conjunction with your broker at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your assets among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Your broker-dealer firm will make available an asset allocation model ("Asset Allocation Model" or "Model") acceptable to us based on our risk tolerance with respect to our exposure to pay benefits under the Levelized Income with Guaranteed Payment Floor Rider Options, in conjunction with a profile of an investor's investment time horizon and willingness to accept investment risk.


The Asset Allocation Model is designed for use in two different circumstances as discussed below.


--> The Levelized Income with Guaranteed Payment Floor Rider Options are designed to provide protection against market downturns. To ensure that contract owners' assets are invested consistent with an appropriate level of risk under one of these riders, we require the assets to be invested only in an Investment Strategy. The Model provided by your brokerage firm and deemed acceptable to us may be elected as the Investment Strategy by owners that purchase one of these rider options.

--> owners that do not purchase one of the Levelized Income with Guaranteed Payment Floor Rider Options may also elect to participate in the Asset Allocation Program. These owners may also choose the Model provided by their brokerage firm.


If you elect to participate in the Asset Allocation Program, your initial premium payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select with your registered representative. Any subsequent premium payments made during the period permitted under the contract will also be allocated accordingly, unless you instruct us otherwise in writing.

If you elect to participate in the Asset Allocation Program, you must participate in monthly portfolio rebalancing ("monthly rebalancing"). We also encourage you to provide written authorization for your broker to reallocate your assets or premium payments, as appropriate, in accordance with the Model you select as it is updated from time to time.


Please note that you may elect not to give your broker authorization to reallocate your assets. If you have elected one of the rider options and you remain in a prescribed Investment Strategy (which would include both the current and prior Asset Allocation Models as part of the prescribed Investment Strategy) your benefits under the rider option will not be reduced. However, if you have elected one of the rider options and you are not allocated in accordance with a prescribed Investment Strategy (for instance, you or someone on your behalf makes a transfer which results in your allocations not being invested in accordance with a current or prior Asset Allocation Model or one of the Designated Subaccounts), your benefits under the rider may be reduced (SEE the "Transfers" and "Optional Riders -- Available with Income Payments" provisions of this prospectus).



The Asset Allocation Model is being made available by your brokerage firm. We reserve the right to reject changes to any Asset Allocation Model made by your brokerage firm that would not meet our specified risk tolerance requirements. Our risk tolerance requirements of a target allocation mix of 60% equities and 40% fixed income will not change. We are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to owners in conjunction with your brokerage firm.



Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap) or the type of issuer (e.g., domestic or foreign).


SELECTING AN ASSET ALLOCATION MODEL


If you purchase one of the Levelized Income with Guaranteed Payment Floor Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your assets (and subsequent premium payments, if applicable) to the Model. If you elect to participate in the Asset Allocation Program and you have not elected one of rider options, you may also choose the Model for your allocations.


You should consult with your registered representative on your decision regarding whether to elect the Asset Allocation Model. Your registered representative can assist you in determining whether the Model is best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should elect to participate in the Model, continue participation in the Model (or, if you have purchased one of the rider options, whether you should transfer your assets to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change participation in the

Model or to transfer to one or more Designated Subaccounts.

You may, in consultation with your registered representative, utilize an investor profile questionnaire, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, whether to elect the Model, or to transfer to one or more Designated Subaccounts, as the case may be, at a later time. We do not bear any responsibility for this decision. YOU MAY CHANGE OR TRANSFER TO ONE OR MORE DESIGNATED SUBACCOUNTS, AS THE CASE MAY BE, AT ANY TIME WITH A PROPER WRITTEN REQUEST OR BY TELEPHONE OR ELECTRONIC INSTRUCTIONS, PROVIDED A VALID TELEPHONE/ ELECTRONIC AUTHORIZATION IS ON FILE WITH US.

MONTHLY REBALANCING

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of assets, we rebalance your assets to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for the Model. This monthly rebalancing takes account of:

  --> increases and decreases in assets in each Subaccount due to Subaccount performance; and

  --> increases and decreases in value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and premium payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

RISKS

Although the Asset Allocation Model is designed to optimize returns given the various levels of risk, there is no assurance that a Portfolio in the Model will not lose money or not experience volatility. Investment performance of your assets in the Separate Account could be better or worse by participating in an Asset Allocation Model than if you had not participated. The Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combination of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your assets in the Separate Account will fluctuate, and when redeemed, may be worth more or less than the original cost.

The Asset Allocation Model may not perform as intended. Although your brokerage firm has designed the Model to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Model is based, which could cause the Model to be ineffective or less effective in reducing volatility.

Your brokerage firm may update the Asset Allocation Model. However, we reserve the right to reject changes to any Asset Allocation Model made by your brokerage firm that would not meet our specified risk tolerance requirements. Periodic updating of the Asset Allocation Model can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Model.

THE MODEL


You should review this information carefully before selecting this Model. The Model is categorized by us as and your brokerage firm as a Moderate Allocation. The following describes the type of investor and investment objective of this type of Asset Allocation Model.

                Moderate
         Asset Allocation Model
                "Model"
-----------------------------------------------
               INVESTOR PROFILE
-----------------------------------------------
Investor is willing to accept a moderate
level of risk, has a moderately long
term (10 to 20 years) investment time
horizon and is looking for an investment
with the opportunity for long term
moderate growth.
-----------------------------------------------
              INVESTOR OBJECTIVE
-----------------------------------------------
Growth of capital with a low to moderate
level of current income. Target
allocation mix is 60% equities and 40%
fixed income.
-----------------------------------------------

THE GENERAL ACCOUNT

The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.


Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in our General Account under the Securities Act of 1933 (the "1933 Act"), nor have we registered our General Account as an investment company under the 1940 Act. Accordingly, the interests in our General Account are not generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The General Account may not be available in all states.



We credit the portion of the assets allocated to the General Account with interest (as described below). Assets allocated to the General Account are subject to some, but not all, of the charges we assess in connection with your contract. SEE the "Charges and Other Deductions" provision of this prospectus.



Generally, you may allocate your premium payments and/or transfer assets to the General Account. We may limit the amount that may be allocated to the General Account. Currently, no more than 80% of your total net premium payment may be allocated to the General Account prior to the Income Start Date. After the Income Start Date, you may allocate up to 100% of your assets to the General Account. We reserve the right, however, to limit the amount that may be transferred to the General Account to 80% of your total net premium payment. We generally exercise our right to limit or refuse allocations to the General Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the General Account are credited interest (as described below). Assets allocated to the General Account are subject to some, but not all, of the charges we assess in connection with your contract. SEE the "Charges and Other Deductions" provision of this prospectus.


Each time you allocate premium payments or transfer assets to the General Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us; general economic trends; and competitive factors. Amounts you allocate to the General Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commission to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and costs of contract benefits through fees and charges imposed under the contracts. SEE the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the General Account are not subject to the mortality and expense risk charge or any charges assessed for the rider options.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

-->  processing applications for and issuing the contracts;

-->  maintaining records;

-->  administering Income Payments;

--> furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

-->  reconciling and depositing cash receipts;

-->  providing contract confirmations and periodic statements;

-->  providing toll-free inquiry services; and

-->  furnishing telephone and internet transaction services.

The risks we assume include:

--> the risk that the actual lifespan of persons receiving Income Payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

--> the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the sales charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SALES CHARGE

A sales charge will be deducted from your premium payment prior to applying any remaining premium to your contract. The amount of sales charge deducted ranges depending upon the amount of premium received. We will aggregate premium paid for purposes of assessing a sales charge when the same contract owner purchases more than one contract. The contract owner may not purchase more than one contract with the same Annuitant with an aggregate premium payment of more than $1,000,000 without our prior consent. The sales charge is as follows:

Sales Charge                                                           Premium Paid
------------                                        --------------------------------------------------
5.0%                                                $25,000-49,999
4.5%                                                $50,000-99,999
3.5%                                                $100,000-249,999
2.5%                                                $250,000-499,999
2.0%                                                $500,000-749,999
1.5%                                                $750,000-999,999
1.0%                                                $1,000,000 and greater

The sales charge deducted may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the sales charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

We calculate the sales charge separately for each premium payment.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 0.70% of your daily net assets of the Separate Account. The charge consists of the mortality and expense risk charge. We will also assess the applicable charge for any optional benefit you may elect, as described below. The deductions from the Separate Account are reflected in your Contract Value prior to the Income Start Date or account value after the Income Start Date.

CHARGES FOR THE OPTIONAL RIDERS


We charge you for expenses related to two of the Levelized Income with Guaranteed Payment Floor Rider Options. We deduct the charge for the applicable rider option against your daily net assets in the Separate Account to compensate us for the increased risks and expenses associated with providing a guaranteed payment floor. The charge for the Levelized Income with a Guaranteed Payment Floor Rider Equal to 75% of the Estimated Initial Payment is an annual rate of 0.30% of the daily net assets of the Separate Account. The charge for the Levelized Income with a Step-Up Guaranteed Payment Floor is 0.50% of the daily net assets of the Separate Account. There is no charge for the Levelized Income with a Guaranteed Payment Floor Rider Equal to 50% of the Estimated Initial Payment.



There is no charge for any of the other available rider options.


OTHER CHARGES

DEDUCTIONS FOR PREMIUM TAX

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or assets when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, Income Payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

PORTFOLIO CHARGES

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

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THE CONTRACT

The contract is an individual modified single premium payment variable immediate annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. SEE the "Sale of the Contracts" provision of this prospectus.


To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with, the age restrictions imposed by firms and financial institutions.



The minimum initial premium payment required to purchase this contract is $25,000. We will accept subsequent premium payments until 180 days after the Contract Date. Any premium payments received after this date will be returned to the owner and/or joint owner. If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments you make on the Valuation Day received at our Home Office.



Small subsequent premium payments added to the contract after the Contract Date may not have any impact on the amount of Income Payments. Please consider this before you decide to add subsequent premium payments to your contract. You may want to consult with your registered representative or financial adviser before investing subsequent premium payments to your contract.


This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035"
EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own sales charges that would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP


As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each owner may exercise any ownership rights on behalf of the other, except ownership changes, requests for surrender, requests to change a payee, or if a Commutation rider is elected, requests for Commutation. In addition, when the joint owner is not the owner's spouse, consent must be obtained from both owners when exercising rights under the contract.



If the owner and joint owners are not spouses, the contract cannot be continued indefinitely. Only a spousal owner or joint owner may elect to continue the contract upon the death of the owner or joint owner. SEE the "Payment Upon Death" provision of this prospectus.



You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.


Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Income Start Date, you may change:

--> your allocation of your investments among the Subaccounts and/or the General Account (subject to the restrictions listed in your contract and in the "Transfers" provision); and


--> the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Home Office, provided you reserved this right and the Annuitant(s) is living at the time of the request. During the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so. Any new owner is subject to the terms and conditions of the contract. Any new owner must be approved by us.


Neither the Annuitant nor the Joint Annuitant can be changed.


We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. If you elect one of the Levelized Income with Guaranteed Payment Floor Rider Options at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. You may not change the Payment Mode once elected at the time of application.


ASSIGNMENT


An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, an assignment must occur before any Income Payments begin and while an Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.


Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the rider options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.


We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.


Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that your value in the contract exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM PAYMENTS


Premium payments may be made up to 180 days after the Contract Date, before the surrender of the contract, or before the death of the owner (or joint owner, if applicable), whichever comes first (the "premium cut-off date"). You may make such premium payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our prior approval before you make total premium payments for an Annuitant that exceed $1,000,000. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.



The minimum initial premium payment is $25,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $100.



If you have reached the Income Start Date, and you have elected to receive Variable Income Payments, we will apply any additional premium payments made before the premium cut-off date as if those premium payments were made on the Income Start Date. We will recalculate your Variable Income Payments using the variable payout rate described in your contract. We will pay you a lump sum reflecting the difference in your new Variable Income Payment amount and any Variable Income Payments we have paid to you. The asset charge will be deducted from the lump sum payment. In addition, the lump sum will be adjusted to account for the time the premium was not invested in the Subaccounts.



If you have reached the Income Start Date, and you have elected to receive Fixed Income Payments, we will apply any additional premium payments made before the premium cut-off date to future Income Payments for the remainder of the Annuity Year. We will calculate your Income Payments using the payout rate in effect at the time additional premium is received.


VALUATION DAY AND VALUATION PERIOD

We will value Accumulation Units and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF NET PREMIUM PAYMENTS


We place net premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the General Account, according to your instructions. You may allocate premium payments to up to 30 Subaccounts and the General Account at any one time. The General Account may not be available in all states. The percentage of any premium payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100. In addition, no more than 80% of your premium payment, as determined at the time of allocation, may be allocated to the General Account prior to the Income Start Date. After the Income Start Date, you may allocate up to 100% of your assets to the General Account subject to restrictions stated in the "Transfers" provisions of this prospectus.



If you have elected one of the Levelized Income with Guaranteed Payment Floor Rider Options, you must allocate all premium payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your premium payments are not allocated in accordance with the Investment Strategy.


Upon allocation to the appropriate Subaccounts, we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending acceptable notice to our Home Office. The new allocation will apply to any premium payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS


Surrender of the contract, including any payment made upon death of any owner or joint owner, results in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the surrender. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.


The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges from assets in the Subaccount. If any 'ex-dividend' date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. SEE the Statement of Additional Information for more details.

TRANSFERS


All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and from the Subaccounts to the General Account on any Valuation Day prior to the Income Start Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the General Account to the Separate Account or make transfers in the General Account from one interest rate guarantee period to another interest rate guarantee period. If you elect one of the rider options, the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy.


We process transfers among the Subaccounts and between the Subaccounts and from the Subaccounts to the General Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the General Account. We may postpone transfers to, from or among the Subaccounts and from the Subaccounts to the General Account under certain circumstances. SEE the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE SUBACCOUNTS TO THE GENERAL ACCOUNT


Transfers from the Subaccounts to the General Account are not permitted during the Contract free-look period or prior to the Income Start Date. The General Account may not be available in all states. We may also limit the amount that may be allocated to the General Account. Currently, no more than 80% of your premium payment, as determined at the time of allocation, may be allocated to the General Account prior to the Income Start Date. After the Income Start Date, you may transfer up to 100% of your assets to the General Account. We reserve the right, however, to refuse new premium payments or transfers into the General Account when your assets in the General Account are equal to or greater than 80% of your premium payment at the time of allocation. We generally exercise our right to limit or refuse allocations to the General Account when interest rate periods are low for prolonged periods of time.



The increase in the Fixed Income Payments resulting from a transfer to the General Account will be reflected on the next scheduled Income Payment following the date of the transfer. If the owner has elected a levelized income rider (or for contracts with an annual payment mode), however, the increase in the Fixed Income Payments will be reflected on the next anniversary of the Income Start Date that follows the date of the transfer. Any cost of living adjustment that might apply to the Income Payment will be applied on the next anniversary of the Income Start Date that follows the date of the transfer.


TRANSFERS FROM THE GENERAL ACCOUNT TO THE SUBACCOUNTS

Transfers from the General Account to the Subaccounts are not permitted.

TRANSFERS AMONG THE SUBACCOUNTS


All owners may request 3 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.


If the number of Accumulation Units or Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Accumulation Units or Annuity Units in addition to the amount being requested. The amount of the Income Payments as of the date of the transfer will not be affected by the transfer.

After the Income Start Date, the number of Annuity Units to be transferred is
(a) times (b) divided by (c) where:

a) is the number of Annuity Units in the current Subaccount desired to be transferred;

b) is the Annuity Unit value for the Subaccount in which the Annuity Units are currently held; and



c)   is the Annuity Unit value for the Subaccount to which the transfer is made.


We reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30-day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. SEE the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 3 transfers allowed each calendar year as described in the previous paragraphs.


When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. SEE the "Special Note on Frequent Transfers" provision of this prospectus.



These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:



  1)  rebalancing due to the Asset Allocation Program;


  2)  a Portfolio Rebalancing Program;


  3)  the terms of an approved Fund substitution or Fund liquidation; or



  4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 3 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.


In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of asset balancing in a Model.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

  1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

  2)  the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

TELEPHONE/INTERNET TRANSACTIONS


All owners may make their 3 transfers in any calendar year among the Subaccounts or between the Subaccounts and from the Subaccounts to the General Account by calling or electronically contacting us, provided we receive written authorization at our Home Office to execute such transactions prior to such requests. Transactions that can be conducted over the telephone and Internet include, but are not limited to:


  1) the first 3 transfers of assets among the Subaccounts in any calendar year (this includes any changes to premium payment allocations when such changes include a transfer of assets); and

  2)  Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

  1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

  2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

  3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making payment or processing a transfer request if:

  1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

  2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

  3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or


  4)  the SEC by order permits postponement of payment to protect our owners.



Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, your assets may be affected since owners will not have access to their account.


CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES


As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.



We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.



Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:



  1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

  2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and



  3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.



We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:



  1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;


  2)  passwords and encrypted information;


  3)  additional owner verification when appropriate; and


  4)  recorded conversations.


We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.


SPECIAL NOTE ON FREQUENT TRANSFERS


The Separate Account does not accommodate frequent transfers of assets among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.



Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.



The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section of this prospectus.


In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.


There can be no assurance that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally.



We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30-day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.



There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.



As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may impose redemption fees. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.



Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.


We apply our policies and procedures without exception, waiver, or special arrangement.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-

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annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the General Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form. You may not participate in the Portfolio Rebalancing program if you have elected one of the rider options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

-->  you elected one of the rider options at the time of application; and

--> you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

SURRENDER OF THE CONTRACT

We will allow you to surrender your contract at any time prior to the Income Start Date upon your written request, subject to the conditions discussed below.

The amount payable upon full surrender of the contract is the surrender value at the end of the Valuation Period during which we receive the request. The surrender value equals:

 1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive the request for surrender; less

 2)  any applicable premium tax.

We will pay the surrender value in a lump sum.

A PORTFOLIO MAY IMPOSE A REDEMPTION CHARGE. THE CHARGE IS RETAINED BY OR PAID TO THE PORTFOLIO. THE CHARGE IS NOT RETAINED BY OR PAID TO US. THE REDEMPTION CHARGE MAY AFFECT THE NUMBER AND/OR VALUE OF ACCUMULATION UNITS WITHDRAWN FROM THE SUBACCOUNT THAT INVESTS IN THAT PORTFOLIO AND MAY AFFECT CONTRACT VALUE.

We will delay making a payment if:

 1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

 2)  trading is restricted by the New York Stock Exchange;

 3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or


 4)  the SEC by order permits postponement of payment to protect our owners.



Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, assets may be affected since owners will not have access to their account.


RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest

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in a variable annuity contract issued under the Texas Optional Retirement
Program only upon:

 1) termination of employment in the Texas public institutions of higher education;

 2)  retirement;

 3)  death; or

 4)  the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

DEATH PROVISIONS

DISTRIBUTION RULES WHEN DEATH OCCURS PRIOR TO THE INCOME START DATE


In certain circumstances, federal tax law requires that distributions be made under this contract. Except as described in the distribution rules provisions below, prior to the Income Start Date, a distribution is required upon the death of:



 1)  an owner or joint owner; or


 2)  the Annuitant or Joint Annuitant.


The amount of proceeds payable upon the death of an owner or joint owner, or an Annuitant or Joint Annuitant, and the methods available for distributing such proceeds are also described in the provision below.



If any owner or joint owner or Annuitant or Joint Annuitant dies prior to the Income Start Date, the amount of proceeds payable will be the net premium payment allocated to the General Account minus any previous payments made, plus the Contract Value in the Separate Account as of the first Valuation Day on which we have receipt of (i) the request for surrender, (ii) due proof of death (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), and (iii) any required forms at our Home Office.



The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts or contracts held by charitable remainder trusts and certain other entities. Contracts that are not subject to these rules may be subject to other distribution rules. SEE the "Tax Matters" provision of this prospectus. If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant replacing any other Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. At the death of the surviving spouse, this spousal continuation provision may not be used again (for example, in the case where the surviving spouse remarries). If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.


If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, payment will be made to the beneficiary in a single sum.

DISTRIBUTION RULES WHEN DEATH OCCURS AFTER INCOME PAYMENTS BEGIN


After Income Payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.


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DEATH BENEFITS UNDER OPTIONAL RIDERS

Some of the optional riders provide a death benefit upon the death of the last surviving Annuitant. The amount payable under these riders are described with the benefits of each rider option. SEE "Income Payments -- Optional Riders."

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:


  1)  an owner or joint owner; or


  2)  the Annuitant or Joint Annuitant;

all members of the class first listed below having a member alive or in existence on the date of that death will become the designated beneficiary:


  1)  the owner or joint owner;


  2)  the primary beneficiary;

  3)  the contingent beneficiary; or


  4)  the owner's or joint owner's estate.



If there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).



We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.



Any proceeds will be paid in equal shares to one or more designated beneficiaries in accordance with the contract unless otherwise specified by the owner. The distribution rules will be applied as if each designated beneficiary's portion were a separate contract. If a designated beneficiary dies prior to filing a death claim, death proceeds will be paid to that designated beneficiary's estate.


INCOME PAYMENTS

The Income Start Date is the date Income Payments begin under the contract, provided an Annuitant is still living on that date. The Income Start Date cannot occur prior to the expiration of the contract free-look period and must be a date within 12 months of the Contract Date.


The owner selects the Income Start Date and the Optional Payment Plan at the time of application; the Income Start Date and Optional Payment Plan may not be changed.


There are 12 Optional Payment Plans available under the contract:

OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME ONLY This option guarantees payments for the lifetime of the Annuitant. If the Annuitant dies, the payments will stop. You cannot select a Commutation rider with this type of payment plan.

OPTIONAL PAYMENT PLAN 2 -- LIFE INCOME JOINT AND SURVIVOR This option guarantees payments for the lifetime of the Annuitant and Joint Annuitant. If the Annuitant or Joint Annuitant dies, the payments will continue while the other Annuitant is alive. Once both the Annuitant and Joint Annuitant die, the Income Payments stop. You cannot select a Commutation rider with this type of payment plan.

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OPTIONAL PAYMENT PLAN 3 -- LIFE INCOME JOINT AND SURVIVOR REDUCING ON DEATH OF
AN ANNUITANT This option guarantees payments for the lifetime of the Annuitant and Joint Annuitant. If the Annuitant or Joint Annuitant dies, the payments will reduce by a selected percentage, for example 50%, and continue at the lower level while the other Annuitant is alive. Once both the Annuitant and Joint Annuitant die, the Income Payments stop. You cannot select a Commutation rider with this Optional Payment Plan.



OPTIONAL PAYMENT PLAN 4 -- LIFE INCOME JOINT AND SURVIVOR REDUCING ON DEATH OF THE ANNUITANT This option guarantees payments for the lifetime of the Annuitant and Joint Annuitant. If the Annuitant dies before the Joint Annuitant, the payments will reduce by a selected percentage, for example 50%, and continue at the lower level while the Joint Annuitant is alive. If the Joint Annuitant dies before the Annuitant, the Income Payments do not reduce. Once both the Annuitant and Joint Annuitant die, the Income Payments stop. You cannot select a Commutation rider with this Optional Payment Plan.


OPTIONAL PAYMENT PLAN 5 -- LIFE INCOME WITH PERIOD CERTAIN This option guarantees payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant. If the Annuitant dies prior to the end of the period certain, the payments will continue until the end of the period certain. You can select a period certain between 5 and 50 years. For qualified contracts the period certain cannot exceed your life expectancy as determined by the Internal Revenue Service and for non-qualified contracts the period certain combined with your age cannot exceed 100 without our prior approval.


OPTIONAL PAYMENT PLAN 6 -- LIFE INCOME JOINT AND SURVIVOR WITH PERIOD
CERTAIN This option guarantees payments for the longer of a minimum period of time, called period certain, and the lifetime of the Annuitant and Joint Annuitant. If the Annuitant and Joint Annuitant die prior to the end of the period certain, the payments will continue until the end of the period certain. If either Annuitant is alive after the end of the period certain, the payments will continue while at least one of the Annuitants is alive. After the end of the period certain and both the Annuitant and Joint Annuitant die, the Income Payments stop. You can select a period certain between 5 and 50 years. For Qualified Contracts, the period certain cannot exceed the Annuitant's and Joint Annuitant's combined life expectancy as determined by the Internal Revenue Service. For Non-Qualified Contracts, the period certain combined with the age of the younger of the Annuitant and Joint Annuitant cannot exceed 100 without our prior approval.



OPTIONAL PAYMENT PLAN 7 -- LIFE INCOME JOINT AND SURVIVOR REDUCING ON DEATH OF AN ANNUITANT WITH PERIOD CERTAIN This option guarantees monthly payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant and Joint Annuitant. If the Annuitant and Joint Annuitant die prior to the end of the period certain, the payments will continue until the end of the period certain. If either the Annuitant or Joint Annuitant dies during or after the period certain, the payments will reduce by a selected percentage, for example 50%, at the end of the period certain, and continue at the lower level while the other Annuitant is alive. If either Annuitant is alive after the end of the period certain, the payments will continue while at least one of the Annuitants is alive. After the end of the period certain and both the Annuitant and Joint Annuitant die, the Income Payments stop. You can select a period certain between 5 and 50 years. For Qualified Contracts, the period certain cannot exceed the Annuitant's and Joint Annuitant's combined life expectancy as determined by the Internal Revenue Service. For Non-Qualified Contracts, the period combined with the age of the younger of the Annuitant and Joint Annuitant cannot exceed 100 without our prior approval.



OPTIONAL PAYMENT PLAN 8 -- LIFE INCOME JOINT AND SURVIVOR REDUCING ON DEATH OF THE ANNUITANT WITH PERIOD CERTAIN This option


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guarantees payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant and Joint Annuitant. If the Annuitant and Joint Annuitant die prior to the end of the period certain, the payments will continue until the end of the period certain. If the Annuitant dies during or after the period certain, the payments will reduce by a selected percentage, for example 50%, at the end of the period certain, and continue at the lower level while the Joint Annuitant is alive and at least as long as the period certain. If either Annuitant is alive after the end of the period certain, the payments will continue while at least one of the Annuitants is alive. After the end of the period certain and both the Annuitant and Joint Annuitant die, the Income Payments stop. You can select a period certain between 5 and 50 years. For Qualified Contracts, the period certain cannot exceed the Annuitant's and Joint Annuitant's combined life expectancy as determined by the Internal Revenue Service. For Non-Qualified Contracts, the period certain combined with the age of the younger of the Annuitant and Joint Annuitant cannot exceed 100 without our prior approval.



OPTIONAL PAYMENT PLAN 9 -- LIFE INCOME WITH INSTALLMENT REFUND WITH PERIOD CERTAIN This option guarantees payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant. If the Annuitant dies prior to the end of the period certain, the payments will continue until the end of the period certain. The period certain is calculated to ensure Income Payments meet or exceed the premium payments assuming a growth rate equal to the selected Assumed Interest Rate.



OPTIONAL PAYMENT PLAN 10 -- LIFE INCOME JOINT AND SURVIVOR WITH INSTALLMENT REFUND WITH PERIOD CERTAIN This option guarantees payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant and Joint Annuitant. If the Annuitant and Joint Annuitant die prior to the end of the period certain, the payments will continue until the end of the period certain. If either Annuitant is alive after the end of the period certain, the payments will continue while at least one of the Annuitants is alive. After the end of the period certain and both the Annuitant and Joint Annuitant die, the Income Payments stop. The period of time is calculated to ensure Income Payments meet or exceed the premium payments assuming a growth rate equal to the selected Assumed Interest Rate.



OPTIONAL PAYMENT PLAN 11 -- LIFE INCOME JOINT AND SURVIVOR WITH INSTALLMENT REFUND REDUCING ON DEATH OF AN ANNUITANT WITH PERIOD CERTAIN This option guarantees monthly payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant and Joint Annuitant. If the Annuitant and Joint Annuitant die prior to the end of the period certain, the payments will continue until the end of the period certain. If either the Annuitant or Joint Annuitant die during or after the period certain, the payments will reduce by a selected percentage, for example 50%, at the end of the period certain, and continue at the lower level while the other Annuitant is alive. If either Annuitant is alive after the end of the period certain, the payments will continue while at least one of the Annuitants is alive. After the end of the period certain and both the Annuitant and Joint Annuitant die, the Income Payments stop. You can select a period certain between 5 and 50 years. For Qualified Contracts, the period certain cannot exceed the Annuitant's and Joint Annuitant's combined life expectancy as determined by the Internal Revenue Service. For Non-Qualified Contracts, the period certain combined with the age of the younger of the Annuitant and Joint Annuitant cannot exceed 100 without our prior approval. The period of time is calculated to ensure Income Payments meet or exceed the premium payments assuming a growth rate equal to the selected Assumed Interest Rate.



OPTIONAL PAYMENT PLAN 12 -- LIFE INCOME JOINT AND SURVIVOR WITH INSTALLMENT REFUND REDUCING ON DEATH OF THE ANNUITANT WITH PERIOD CERTAIN This option guarantees payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant and Joint Annuitant.


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If the Annuitant and Joint Annuitant die prior to the end of the period certain, the payments will continue until the end of the period certain. If the Annuitant dies during or after the period certain, the payments will reduce by a selected percentage, for example 50%, at the end of the period certain and continue at the lower level while the Joint Annuitant is alive and at least as long as the period certain. If either Annuitant is alive after the end of the period certain, the payments will continue while at least one of the Annuitants is alive. After the end of the period certain and both the Annuitant and Joint Annuitant die, the Income Payments stop. You can select a period certain between 5 and 50 years. For Qualified Contracts, the period certain cannot exceed the Annuitant's and Joint Annuitant's combined life expectancy as determined by the Internal Revenue Service. For Non-Qualified Contracts, the period certain combined with the age of the younger of the Annuitant and Joint Annuitant cannot exceed 100 without our prior approval. The period of time is calculated to ensure Income Payments meet or exceed the premium payments assuming a growth rate equal to the selected Assumed Interest Rate.



Payments made under the Optional Payment Plans are not redeemable. However, the period certain payments (if Optional Payment Plans 5 through 12 are elected) may be commutable if one of the Commutation rider options is elected at the time of application. SEE the "Optional Riders" provision below for additional information.


An Income Start Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. SEE the "Tax Matters" provision of this prospectus.


We will make periodic Income Payments (generally monthly) to the owner (and, if applicable, joint owner), or another payee designated by the owner (and, if applicable, joint owner), beginning on the Income Start Date, provided an Annuitant is still living. If no Optional Payment Plan is elected at the time of application, we will make Income Payments in the form of a Life Income with a 20 Year Period Certain plan or a Joint Life and Survivor Income with a 20 Year Period Certain plan, both with Variable Income Payments, and if elected, Fixed Income Payments, using the gender (where appropriate) and settlement age (age nearest birthday on the Contract Date) of the Annuitant(s) instead of the payee. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to surrender your contract in a lump sum on the date immediately preceding the Income Start Date, in which case, we will cancel the contract. SEE the "Requesting Payments" provision of this prospectus.



Under the default Optional Payment Plan, payments will continue for the life of the Annuitant under the Life Income with a 20 Year Period Certain plan if he or she lives longer than 20 years. If the Annuitant dies before the end of 20 years (unless the value has already been commuted pursuant to the terms of one of the Commutation riders), we will discount the remaining payments for the 20-year period at the same rate used to calculate the Income Payment. If the remaining payments are Variable Income Payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.



Under the default Optional Payment Plan, Income Payments will continue for the life of the surviving Annuitant under the Joint Life and Survivor Income with a 20 Year Period Certain plan, if any Annuitant lives longer than 20 years. If both Annuitants die before the end of 20 years (unless the value has already been commuted pursuant to the terms of the Commutation riders), the remaining payments for the 20-year period will be discounted at the same rate used to calculate the monthly Income Payment. If the remaining payments are Variable Income Payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.


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If you elect Fixed Income Payments, the guaranteed payments will be computed using the stated minimum interest compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the Payee. Fixed Income Payments will be increased in accordance with your contract on each contract anniversary as a cost of living adjustment.


If you elect Variable Income Payments, the dollar amount of the first Variable Income Payment will depend on the variable payout rate described in your contract for the payment plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first Variable Income Payment will be. The amount of your first Variable Income Payment will equal the value of your investment in the Subaccounts on the Income Start Date, less any premium taxes, multiplied by the variable payout rate, described in your contract, for the payment plan you choose (at the Assumed Interest Rate), divided by 1,000. We determine subsequent Variable Income Payments based on Annuity Units. After your first Variable Income Payment, the dollar amount of your Variable Income Payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's Assumed Interest Rate. On the Income Start Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Income Start Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first Variable Income Payment is due. Each subsequent Variable Income Payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount as of the Income Start Date.



Following the Income Start Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:


  a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and


  b) is an Assumed Interest Rate factor raised to a power equal to the number of days in the Valuation Period.



The Assumed Interest Rate factor in (b) above is the daily equivalent of dividing by one PLUS the Assumed Investment Interest rate elected. For instance, if the Assumed Interest Rate is 3%, the Assumed Interest Rate factor is ..99991902; if the Assumed Interest Rate is 4%, the Assumed Interest Rate factor is .99989255, and so on. We may offer a plan that has a different Assumed Interest Rate. If we do, the Assumed Interest Rate factor we use in (b) above would change.



The Assumed Interest Rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. You may choose an Assumed Interest Rate of 3%, 4%, 5% or 6%, unless you elect one of the Levelized Income with Guaranteed Payment Floor Rider Options. If you elect one of the Levelized Income with Guaranteed Payment Floor Rider Options, you must elect an Assumed Interest Rate of 4%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than the Assumed Interest Rate elected, then the dollar amount of your Variable Income Payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than the Assumed Interest Rate


                                       42
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elected, then the dollar amount of your Income Payment will increase.



We will make Income Payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under all available Optional Payment Plans, if any payment that is made more frequently than annually is, would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable on the Income Start Date is less than $20, we will pay the surrender value in a lump sum. SEE the "Requesting Payments" provision in this prospectus. Upon making such a lump sum payment, we will have no future obligation under the contract.


The amount of your Income Payments will depend on five things:

  1) your Contract Value on the Valuation Day immediately preceding the Income Start Date;

  2) the settlement age on the Income Start Date, and if applicable, the gender of the Annuitant(s);

  3)  the specific payment plan you choose;

  4) if you elect Variable Income Payments, the investment performance of the Portfolios selected; and


  5)  the Assumed Interest Rate elected.


As provided in your contract, we may adjust the age used to determine Income Payments, and we may deduct premium taxes from your payments.


If you have reached the Income Start Date, and you have elected to receive Variable Income Payments, we will apply any additional premium payments made before the premium cut-off date as if those premium payments were made on the Income Start Date. We will recalculate your Variable Income Payments using the variable payout rate described in your contract. We will pay you a lump sum reflecting the difference in your new Variable Income Payment amount and any Variable Income Payments we have paid to you. The asset charge will be deducted from the lump sum payment. In addition, the lump sum will be adjusted to account for the time the premium was not invested in the Subaccounts.



If you have reached the Income Start Date, and you have elected to receive Fixed Income Payments, we will apply any additional premium payments made before the premium cut-off date to future Income Payments for the remainder of the Annuity Year. We will calculate your Income Payments using the payout rate in effect at the time additional premium is received.


OPTIONAL RIDERS -- AVAILABLE WITH INCOME PAYMENTS


COMMUTATION OF INCOME PAYMENTS RIDER OPTION


THIS RIDER IS ONLY AVAILABLE WITH OPTIONAL PAYMENT PLANS 5 THROUGH 12.


The Commutation of Income Payments Rider Option provides for the ability to commute the period certain payments after Income Payments have begun and prior to the end of the period certain. You may elect to commute the partial value or the full amount of the commuted value as of any Valuation Day we receive a written request for Commutation at our Home Office (the "Commutation Date"). On the Commutation Date, the commuted value equals the commuted value of Fixed Income Payments plus the commuted value of Variable Income Payments. Once the period certain is complete, there is no commuted value. However, should any Annuitant live beyond the period certain, Income Payments will resume.



You may select a full Commutation of the contract once during the life of the contract, provided the request is in good order and your Income Payments are still being made within the period certain. Alternatively, you may select a partial Commutation of the contract twice during the life of the contract, provided the request is in good order and your Income Payments are still being made within the period certain. Partial Commutation may equal 30% to


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70% of the commuted value. After partial Commutation, Income Payments will be reduced by the same percentage as the partial Commutation.



If you elect to commute the full value of your Variable Income Payments, you will not be able to transfer assets from the Subaccounts to the General Account during the Commutation period (the time between the Commutation Date and the end of the period certain). If, after a partial Commutation of the contract, Variable Income Payments are still being made, you may transfer assets from the Subaccounts to the General Account during the Commutation period. Assets transferred from the Subaccounts to the General Account during the Commutation period will be excluded from the calculation of Variable Income Payments after the period certain ends.


There is no charge for this rider option.

COMMUTED VALUE OF FIXED INCOME PAYMENTS


The commuted value of Fixed Income Payments is equal to (a) multiplied by (b) divided by (c), where:


(a)   is the Fixed Income Payment;

(b)   is 1,000; and

(c) is the current net payout rate for a single premium immediate annuity, where the rate is calculated using discount rates 1% higher than those used in a standard net payout rate. The rate is based on the remaining period certain.

If we are not offering single premium immediate annuity contracts on the Commutation Date, we will calculate the commuted value by discounting the unpaid period certain payments using a rate of interest available on a U.S. Government Treasury security whose maturity is equal to the length of the remaining period certain rounded to the nearest year, plus 0.50%.

If a U.S. Treasury security does not exist at this maturity, then the rate of interest that will be used will be interpolated between the yields on the two nearest available maturities, one having a length greater than the remaining period certain and one having a length shorter than the remaining period certain, if both maturities are available. If the unpaid period certain is less than the shortest U.S. Treasury security available or greater than the longest U.S. Treasury security available, then the yield on the closest U.S. Treasury security will be used.

COMMUTED VALUE OF VARIABLE INCOME PAYMENTS


The commuted value of Variable Income Payments equals the present value, as of the Commutation Date, of the Variable Income Payments remaining in the period certain. In calculating the present value, each Variable Income Payment will be set equal to the sum, over all Subaccounts, of the number of Annuity Units multiplied by the Annuity Unit value as of the Commutation Date. The annualized discount rate used for the present value calculation equals the Assumed Interest Rate plus the asset charge.


LEVELIZED INCOME RIDER OPTION


The Levelized Income Rider Option provides for a level amount of Income Payments to be paid during each Annuity Year. Payments may vary from Annuity Year to Annuity Year. Variable Income Payments are calculated annually at the beginning of each Annuity Year and this amount will remain level until recalculated on the anniversary of the Income Start Date.



The annual income amount is used to determine the Variable Income Payment. The annual income amount for each Subaccount is equal to the number of Annuity Units your contract holds in a Subaccount multiplied by the Annuity Unit value for that Subaccount on the first day of each Annuity Year. If the first day of an Annuity Year is not a Valuation Day, we will use the most recent Valuation Day prior to the first day of the Annuity Year. The Variable Income Payment is the level periodic (generally monthly, but could be quarterly, semi-annual or annual) amount that results from applying the sum of the annual income amounts for each Subaccount to a one-year,


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period certain equivalent periodic payment single premium annuity.


There is no charge for this rider option.


EFFECT OF TRANSFERS UNDER THE LEVELIZED INCOME RIDER OPTION


On and after the Income Start Date, the Fixed Income Payment provided by a transfer is equal to (a) divided by (b) multiplied by (c), where:

(a) is the sum, over all Subaccounts, of the number of Annuity Units transferred from the Subaccount, multiplied by the Annuity Unit value of the Subaccount, as of the Valuation Day that we receive the transfer request; and

(b) is the annual payout rate for newly issued contracts, as of the Valuation Day that we receive the transfer request, based on the Annuitant(s)'s current Age(s) and the remaining period certain; and

(c) is the current single premium immediate annuity payout rate, as of the Valuation Day that we receive the transfer request, based on the Annuitant(s)'s current Age(s) and the remaining period certain.


The increase in the Fixed Income Payments resulting from a transfer to the General Account will be reflected on the next anniversary of the Income Start Date that follows the date of the transfer. Any cost of living adjustment that might apply to the Income Payment will be applied on the next anniversary of the Income Start Date that follows the date of the transfer.



DEATH BENEFIT AVAILABLE UNDER THE LEVELIZED INCOME RIDER OPTION



If the last surviving Annuitant dies on or after the Income Start Date and after the end of the period certain, we will pay a death benefit. The death benefit payable will be equal to the present value of the Variable Income Payments remaining in the Annuity Year, discounted at the rate of interest of the single premium annuity used in the Variable Income Payment calculation. We will pay this death benefit in accordance with the "Death Proceeds" provision of this prospectus.


LEVELIZED INCOME WITH COMMUTATION RIDER OPTION


You may elect the Levelized Income with Commutation Rider Option if you elect the Levelized Income Rider Option and you elect either Optional Payment Plan 5, 6, 11 or 12. At any time on or after the Income Start Date and before the end of your period certain, you may request a commuted value of the remaining Income Payments for the period certain. Commuted value equals the commuted value of the Fixed Income Payments and the commuted value of the Variable Income Payments. Once the period certain is complete, there is no commuted value. However, should any Annuitant live beyond the period certain, levelized Variable Income Payments will resume.



You may select a full Commutation of the contract once during the life of the contract, provided the request is in good order and your Income Payments are still being made within the period certain. Alternatively, you may select a partial Commutation of the contract twice during the life of the contract, provided the request is in good order and your Income Payments are still being made within the period certain. Partial Commutation may equal 30% to 70% of the commuted value. After partial Commutation, Income Payments will be reduced by the same percentage as the partial Commutation.



If you elect to commute the full value of your Variable Income Payments, you will not be able to transfer assets from the Subaccounts to the General Account during the Commutation period (the time between the Commutation Date and the end of the period certain). If, after a partial Commutation of the contract, Variable Income Payments are still being made, you may transfer assets from the Subaccounts to the General Account during the Commutation period. Assets transferred from the Subaccounts to the General Account during the Commutation period will be excluded from the calculation of Variable Income Payments after the period certain ends.


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There is no charge for this rider option.

COMMUTED VALUE OF FIXED INCOME PAYMENTS


The commuted value of Fixed Income Payments is equal to (a) multiplied by (b) divided by (c), where:


(a)   is the Fixed Income Payment;

(b)   is 1,000; and

(c) is the current net payout rate for a single premium immediate annuity, where the rate is calculated using discount rates 1% higher than those used in a standard net payout rate. The rate is based on the remaining period certain.

If we are not offering single premium immediate annuity contracts on the Commutation Date, we will calculate the commuted value by discounting the unpaid period certain payments using a rate of interest available on a U.S. Government Treasury security whose maturity is equal to the length of the remaining period certain rounded to the nearest year, plus 0.50%.

If a U.S. Treasury security does not exist at this maturity, then the rate of interest that will be used will be interpolated between the yields on the two nearest available maturities, one having a length greater than the remaining period certain and one having a length shorter than the remaining period certain, if both maturities are available. If the unpaid period certain is less than the shortest U.S. Treasury security available or greater than the longest U.S. Treasury security available, then the yield on the closest U.S. Treasury security will be used.

COMMUTED VALUE OF VARIABLE INCOME PAYMENTS


The commuted value of Variable Income Payments equals the present value, as of the Commutation Date, of the Variable Income Payments remaining in the period certain. In calculating the present value, each Variable Income Payment will be set equal to (a) divided by (b), where:


(a) is the sum, over all Subaccounts, of the number of Annuity Units multiplied by the Annuity Unit value as of the Commutation Date; and

(b)   is the modal factor.


The annualized discount rate used for the present value calculation equals the Assumed Interest Rate plus the asset charge.



LEVELIZED INCOME WITH GUARANTEED PAYMENT FLOOR RIDER OPTIONS



At application, you may elect to receive levelized Variable Income Payments with one of three guaranteed payment floor options, each of which is treated as a separate rider option. The rider options are:



--> Levelized Income with a Guaranteed Payment Floor Equal to 50% of the Estimated Initial Payment;



--> Levelized Income with a Guaranteed Payment Floor Equal to 75% of the Estimated Initial Payment; and



-->  Levelized Income with a Step-Up Guaranteed Payment Floor.



Under these options, Variable Income Payments may vary from year to year, but are guaranteed never to be below the applicable guaranteed payment floor. The guaranteed payment floor is determined by taking a percentage (50%, 75%, or 75% with a step-up) of the estimated initial Variable Income Payment. The Assumed Interest Rate for each rider will be 4%. Each rider also requires the contract owner to invest all assets in accordance with a prescribed Investment Strategy in order to receive the full benefit provided by the rider. SEE the "Investment Strategy" provision below for more information about the Investment Strategy.



Currently, there is no charge for the Levelized Income with a Guaranteed Payment Floor Equal to 50% of the Estimated Initial Payment. We assess a charge for the other two rider options. The charge for the Levelized Income with a Guaranteed Payment Floor Equal to 75% of the Estimated Initial Payment currently is equal to an annualized rate of 0.30% of the daily net assets of the Separate Account. The charge for the Levelized Income with a Step-Up Guaranteed Payment Floor currently


                                       46
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is equal to an annualized rate of 0.50% of the daily net assets of the Separate
Account. The step-up feature of this rider option is described in the "Levelized Income with a Step-Up Guaranteed Payment Floor Rider Option" provision below.



To determine the amount of payments made each Annuity Year, we take the number of Annuity Units you have in a Subccount multiplied by the Annuity Unit value for that Subaccount on the first Valuation Day of each Annuity Year. If the first day is not a Valuation Day, the Annuity Unit value will be as of the most recent Valuation Day prior to the first day of the Annuity Year. This amount is referred to as the annual income amount. We then take the annual income amount and apply it to a one-year period certain, periodic payment single premium annuity to obtain the level income amount.


The Variable Income Payment will equal the greater of (a) and (b), where:


(a) is the level income amount, less any value in the adjustment account as of the prior Annuity Year divided by the modal factor; and


(b)   is the Guaranteed Payment Floor.


An adjustment account is established on the Income Start Date. On this date, the value of the adjustment account is the greater of (a) and (b), where:


(a)   is zero; and


(b) is the guaranteed payment floor minus the level income amount, multiplied by the modal factor.



The value of the adjustment account in subsequent Annuity Years is the greater of (a) and (b), where:


(a)   is zero; and

(b)   is (i) plus (ii) minus (iii), where:


  (i)   is the value of the adjustment account as of the prior Annuity Year;


  (ii) is the Variable Income Payment for the current Annuity Year multiplied by the modal factor; and


  (iii) is the level income amount for the current Annuity Year multiplied by the modal factor.



The amount of a transfer after the Income Start Date from the Subaccounts to the General Account will be reduced to first pay off the adjustment account balance.



LEVELIZED INCOME WITH A STEP-UP GUARANTEED PAYMENT FLOOR RIDER OPTION



Under the provisions of this rider, the guaranteed payment floor will automatically increase every two years to the greater of the current guaranteed payment floor and 75% of the current Variable Income Payment. The increase occurs on every other Income Start Date anniversary, up to and including the tenth anniversary. After each 10-year period, you may elect to continue the step-up option for an additional 10 years. If you elect to continue the step-up option, the rider charge may be reset to the new charge, which may be higher than your previous charge, but will never exceed 1.00% annually. If you choose not to continue the step-up option at the end of a 10-year period, your guaranteed payment floor and applicable charge will remain level for the life of the contract. Currently, we assess an annualized charge of 0.50% of your daily net assets of the Separate Account.



TRANSFERS UNDER THE LEVELIZED INCOME WITH GUARANTEED PAYMENT FLOOR RIDER OPTIONS



Transfers from the Separate Account to the General Account may only be made on or after the Income Start Date and only when the Fixed Income Payments provided by the transfer are higher than the corresponding portion of the guaranteed payment floor. The Variable Income Payments and the guaranteed payment floor will be reduced by the specified Subaccounts to the General Account transfer percentage.


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On and after the Income Start Date, the Fixed Income Payment provided by a transfer is equal to (a) divided by (b) multiplied by (c), where:

(a) is the sum, over all Subaccounts, the number of Annuity Units transferred from the Subaccount, multiplied by the Annuity Unit value of the Subaccount, as of the Valuation Day that we receive the transfer request; and

(b) is the annual payout rate for newly issued contracts, as of the Valuation Day that we receive the transfer request, based on the Annuitant(s)'s current Age(s) and the remaining certain period; and

(c) is the current single premium immediate annuity payout rate, as of the Valuation Day that we receive the transfer request in good order, based on the Annuitant(s)'s current Age(s) and the remaining period certain.


DEATH BENEFIT AVAILABLE UNDER THE LEVELIZED INCOME WITH GUARANTEED PAYMENT FLOOR RIDER OPTIONS



If the last surviving Annuitant dies on or after the Income Start Date and after the end of the period certain, we will pay a death benefit. The death benefit will be equal to the present value of the Variable Income Payments remaining in the Annuity Year. We will pay this death benefit in accordance with the "Death Proceeds" provision of the prospectus.



INVESTMENT STRATEGY UNDER THE LEVELIZED INCOME WITH GUARANTEED PAYMENT FLOOR RIDER OPTIONS


In order to receive the full benefit provided by one of the Levelized Income with Guaranteed Payment Floor Rider Options, you must invest all your premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all your assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.


Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract is issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is not described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.



Currently, the Investment Strategy includes Designated Subaccounts and one Asset Allocation Model. Under this Investment Strategy, owners may allocate assets to either the Asset Allocation Model or to one or more Designated Subaccounts. Owners may not allocate assets to the Asset Allocation Model and one or more Designated Subaccounts. For more information about the Asset Allocation Model and the Subaccounts comprising the Asset Allocation Model as well as the Designated Subaccounts, please SEE the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.


On a monthly basis, we will rebalance your assets to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise the Asset Allocation Model. In addition, we will also rebalance your assets on any Valuation Day after any transaction involving a receipt of a premium payment, a transfer of assets or payment of Income Payments, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation

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instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will not be considered in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.


If you choose to reallocate assets in the Separate Account without following an Investment Strategy, your Guaranteed Payment Floor will be reduced by 50%. You may elect to reset your guaranteed payment floor at any time by electing to participate in the Investment Strategy we have available at the time of election, provided we receive notice of your election in writing, at our Home Office at least 15 days prior to your next Income Start Date anniversary. If you elect to participate in an Investment Strategy, your guaranteed payment floor will be restored at the next anniversary of your Income Start Date. The benefit base that is reset is dependent upon the Guaranteed Payment Floor Option elected. If you elect the Levelized Income with a Guaranteed Payment Floor Equal to 75% of the Estimated Initial Payment or the Levelized Income with a Step-Up Guaranteed Payment Floor, then the amount to be restored is equal to the lesser of (a) and (b), where:



(a) is 75% of the annual income amount on that anniversary divided by the modal factor; and



(b) is the guaranteed payment floor in effect on the Income Start Date or, if the contract has been partially commuted, is the guaranteed payment floor in effect on the Income Start Date reduced by the same percentage as the partial commutation.



If you elect the Levelized Income with a Guaranteed Payment Floor Equal to 50% of the Estimated Initial Payment, the reset is equal to the lesser of (a) and
(b) where:



(a) is 50% of the annual income amount on that anniversary divided by the modal factor; and



(b) is the guaranteed payment floor in effect on the Income Start Date or, if the contract has been partially commuted, is the guaranteed payment floor in effect on the Income Start Date reduced by the same percentage as the partial commutation.



You may elect to restore your benefit once after it was reduced, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed to not exceed an annual rate of 1.00% annually.


The current Designated Subaccounts available in the Investment Strategy are as follows:

Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service
  Class 2

Franklin Templeton Variable Insurance Products Trust -- Franklin Income
  Securities Fund -- Class 2 Shares

GE Investment Funds, Inc. -- Total Return Fund -- Class 3 Shares

Janus Aspen Series -- Balanced Portfolio -- Service Shares

Lord Abbett Series Fund, Inc. -- America's Value Portfolio -- Class VC Shares

MFS-Registered Trademark- Variable Insurance Trust -- MFS-Registered Trademark-
  Total Return Series -- Service Class Shares

Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service
  Shares

The Universal Institutional Funds, Inc. -- Equity and Income Portfolio --
  Class II

COMMUTATION OF GUARANTEED INCOME PAYMENTS RIDER OPTION


You may elect the Commutation of Guaranteed Income Payments Rider Option if you elect one of the Levelized Income with Guaranteed Payment Floor Rider Options AND you elect either Optional Payment Plan 5, 6, 11 or 12. At any time on or after the Income Start Date and before the end of your period certain, you may request a commuted value of the remaining

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Income Payments for the period certain. Commuted value equals the commuted value of the Fixed Income Payments and the commuted value of the Variable Income Payments. Once the period certain is complete, there is no commuted value. However, should any Annuitant live beyond the period certain, Levelized Income with the guaranteed payment floor will resume.



You may select a full Commutation of the contract once during the life of the contract, provided the request is in good order and your Income Payments are still being made within the period certain. Alternatively, you may select a partial Commutation of the contract, twice during the life of the contract, provided the request is in good order and your Income Payments are still being made within the period certain. Partial Commutation may equal 30% to 70% of the commuted value. After partial Commutation, Income Payments and the guaranteed payment floor effective on the Commutation Date will be reduced by the same percentage as the partial Commutation. There is no charge for this rider option.


COMMUTED VALUE OF FIXED INCOME PAYMENTS


The commuted value of Fixed Income Payments is equal to (a) multiplied by
(b) divided by (c), where:


  (a)   is the Fixed Income Payment;

  (b)   is 1,000; and

  (c) is the current net payout rate for a single premium immediate annuity, where the rate is calculated using discount rates 1% higher than those used in a standard net payout rate. The rate is based on the remaining period certain.

If we are not offering single premium immediate annuity contracts on the Commutation Date, we will calculate the commuted value by discounting the unpaid period certain payments using a rate of interest available on a U.S. Government Treasury security whose maturity is equal to the length of the remaining period certain rounded to the nearest year, plus 0.50%.

If a U.S. Treasury security does not exist at this maturity, then the rate of interest that will be used will be interpolated between the yields on the two nearest available maturities, one having a length greater than the remaining period certain and one having a length shorter than the remaining period certain, if both maturities are available. If the unpaid period certain is less than the shortest U.S. Treasury security available or greater than the longest U.S. Treasury security available, then the yield on the closest U.S. Treasury security will be used.

COMMUTED VALUE OF VARIABLE INCOME PAYMENTS


The commuted value of Variable Income Payments equals (a) minus (b), where:


  (a) is the present value, as of the Commutation Date, of the Variable Income Payments remaining in the period certain; and


  (b)   is the value of the adjustment account.


In calculating present value, each remaining Variable Income Payment will be set equal to (a) divided by (b), where:

  (a) is the sum, over all Subaccounts, of the number of Annuity Units multiplied by the Annuity Unit value as of the Commutation Date; and

  (b)   is the modal factor.


The annualized discount rate used for the present value calculation equals the Assumed Interest Rate plus the Separate Account charges.


TAX MATTERS

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.


TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's contract value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:


--> an individual must own the contract (or the tax law must treat the contract as owned by an individual);


--> the investments of the Separate Account must be "adequately diversified" in accordance with IRS regulations;



--> the owner's right to choose particular investments for a contract must be limited; and


--> the contract's Income Start Date must not occur near the end of the Annuitant's life expectancy.


CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in contract value over the premium payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.



There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.



In the case of a contract issued after June 8, 1997, to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the contract value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.



INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.


Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."


RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF CONTRACT VALUES. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.


AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which Income Payments must begin. However, those rules do require that an annuity contract provide for amortization, through Income Payments, of the contract's premium payments and earnings. If Income Payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your contract.

SURRENDERS AND COMMUTATION. A Commutation occurs when you receive less than the total amount of the value in the contract. In the case of a Commutation, you will pay tax on the amount you receive to the extent your value of the contract before the Commutation exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's Contract Value. In the case of a total surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your contract value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your contract value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each Income Payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Periodic payments paid under a benefit rider (as previously described in this prospectus) are generally not taxed as Income Payments. We will notify you annually of the taxable amount of your Income Payment.


Pursuant to the Code, you will pay tax on the full amount of your Income Payments once you have recovered the total amount of the "investment in the contract." If Income Payments cease because of the death of the owner, joint owner or any Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

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TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Income Start Date.


TAXATION OF DEATH BENEFIT IF PAID BEFORE THE INCOME START DATE:

-->  The death benefit is taxed in the same manner as a surrender.

TAXATION OF DEATH BENEFIT IF PAID AFTER THE INCOME START DATE:

--> The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON COMMUTATION, SURRENDER, OR INCOME PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include surrender, Income Payments or Commutation that:

-->  you receive on or after you reach age 59 1/2;

-->  you receive because you became disabled (as defined in the tax law);


--> are received on or after the death of the owner, joint owner, Annuitant or Joint Annuitant; or


--> you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

A transfer between Subaccounts may result in payments not qualifying for this exception.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an Income Payment, a surrender, or a Commutation that you must include in income. For example:

--> if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate or deferred annuity, the IRS may treat the two contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

--> the amount of a surrender, an Income Payment or Commutation that you must include in income; and

-->  the amount that might be subject to the penalty tax described above.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.


The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent adviser.


The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:


--> TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS ("IRAs") permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions ("SEPs"), which have higher contribution limits, on behalf of their employees. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.


--> ROTH IRAS permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

--> CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

--> 403(b) PLANS allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.


TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract generally as necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.


EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.


Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRA'S AND ROTH IRA'S. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.



THE IRS HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS.



You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.



THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, provided by any rider option, from being provided under the contracts when we issue the contracts as IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

--> the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

--> the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

--> the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract; and


--> Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2, for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your rider option may increase the amount of the minimum required distribution that must be taken from your contract.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a surrender, an Income Payment or to
Commutation:


-->  received on or after the owner reaches age 59 1/2;



--> received on or after the owner's death or because of the owner's disability (as defined in the tax law);


--> received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

-->  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO
ANOTHER.

ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a surrender, Income Payments or Commutation (if available), we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any surrender proceeds or Commutation, if applicable, from the Separate Account within seven days after receipt of a request in good order at our Home Office. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the benefits at death in a lump sum, we will pay these proceeds either:

  1)  to your designated beneficiary directly in the form of a check; or

  2) by establishing an interest bearing account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit proceeds.

When establishing the Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

1) the disposal or valuation of the Subaccount is not reasonably practicable because:

     --> the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

     --> the New York Stock Exchange is closed for other than a regular holiday or weekend;

     -->  trading is restricted by the SEC; or


2)  the SEC, by order, permits postponement of payment to protect our owners.


State law requires that we reserve the right to defer payments from the General Account for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.


If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, surrender, death benefits or Commutation until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.


SALE OF THE CONTRACTS


We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation is not required to sell any specific number or dollar amount of contracts, but will use its best efforts to sell the contracts.



Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).



Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
800.289.9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.



Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 6.0% of your aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 0.75% of premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 4.25% of aggregate premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.


All selling firms receive commissions as described above based on the sale and receipt of premium payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.00% of aggregate premium payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.


The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your account value, but indirectly through fees and charges imposed under the contracts.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.


In addition, Capital Brokerage Corporation has entered into an agreement with Edward D. Jones and Co., LP ("Edward Jones") whereby Capital Brokerage Corporation will pay Edward Jones 0.10% per annum of assets under management for services related to the promotion, offering, marketing and distribution of the contract. These amounts paid by Capital Brokerage Corporation to Edward Jones is not an additional charge to you, but comes from Capital Brokerage Corporation or the Company.


Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2007 and 2006, $      and $0, respectively, was paid to Capital Brokerage
Corporation for the sale of contracts in the Separate Account and any new premium payments received. This product commenced new sales on April 16, 2007. In 2007, 2006 and 2005, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

OWNER QUESTIONS


The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.


RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                              Annuity New Business
                             6610 West Broad Street
                            Richmond, Virginia 23230

If you exercise this right we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value PLUS any charges we have deducted from premium payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your premium payments (less any payments made). If you cancel your contract, it will be void.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof death, age, gender, marital status or survival and any other required forms before we act on contract provisions relating to the death of any person or persons, or those provisions that are dependent upon age, gender, marital status or survival.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total contract value and a breakdown of the assets in each Subaccount and the General Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, surrenders, or if a Commutation rider is elected, commute the period certain payments, if available.

OTHER INFORMATION


We have filed a Registration Statement with the SEC, under the 1933 Act, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


LEGAL PROCEEDINGS


We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.



We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.



The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.



Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of our counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

                                   APPENDIX A


                 HYPOTHETICAL ILLUSTRATIONS OF INCOME PAYMENTS


The following illustrations have been prepared to provide you with an example of how Variable Income Payments under the contract may change with investment performance over the life of the contract. The following two examples illustrate how monthly Income Payments would vary over time if the gross Portfolio return is an annual rate of 0%, 4%, 8% or 10% with an Assumed Interest Rate of 3%, 4%, 5% or 6%.



Both examples assume a male Annuitant, age 65 at the time the contract is purchased, no guaranteed floor rider option is elected and the Optional Payment Plan is life with a 20 year period certain. If the Annuitant dies before the end of period certain, payments will be made to the named beneficiary(ies) for the remainder of the period certain. Both examples also assume that monthly Income Payments are being made. The examples reflect annual contract charges of 0.70%, deducted as a percentage of contract owner's average daily net assets in the Separate Account. The values in the examples below would be lower if either the Levelized Income with a Guaranteed Payment Floor Option Equal to 75% of the Estimated Initial Payment or the Levelized Income with a Step-Up Guaranteed Payment Floor was elected at the time of application. The amounts shown in the tables also take into account the weighted average of the Portfolios' management
fees and operating expenses at an annual rate of approximately    % of the
average daily net assets of the Portfolios as of December 31, 2007. Actual fees and expenses of the Portfolios may be more or less than the amount reflected in the example and will vary based on your allocation. Portfolio fees will also vary from year to year. SEE the "Fee Tables" in the prospectus for additional information.


All Examples are reflected on a pre-tax basis. Please SEE the "Tax Matters" provision in the prospectus for additional information.


Example #1 assumes that we receive a $25,000 gross premium. Example #2 assumes that we receive a $100,000 gross premium.



EXAMPLE 1 [TO BE UPDATED]

      SUBACCOUNT RETURN     0%         0%         0%         0%         4%         4%         4%         4%         8%
                    AIR     3%         4%         5%         6%         3%         4%         5%         6%         3%
Current Expense Charge
    Payments Year 1        1,390      1,530      1,675      1,824      1,390      1,530      1,675      1,824      1,390
    Payments Year 2        1,327      1,447      1,568      1,692      1,381      1,506      1,632      1,761      1,435
    Payments Year 3        1,267      1,368      1,469      1,569      1,372      1,481      1,591      1,699      1,481
    Payments Year 4        1,209      1,293      1,375      1,455      1,363      1,457      1,550      1,640      1,529
    Payments Year 5        1,154      1,222      1,288      1,350      1,354      1,434      1,510      1,583      1,578
    Payments Year 6        1,102      1,156      1,206      1,252      1,345      1,411      1,472      1,528      1,629
    Payments Year 7        1,052      1,092      1,129      1,161      1,336      1,388      1,434      1,475      1,681
    Payments Year 8        1,004      1,033      1,057      1,077      1,327      1,365      1,398      1,424      1,736
    Payments Year 9          958        976        990        999      1,318      1,343      1,362      1,375      1,792
    Payments Year 10         915        923        927        927      1,310      1,322      1,327      1,327      1,849
    Payments Year 11         873        873        868        860      1,301      1,300      1,293      1,281      1,909
    Payments Year 12         833        825        813        797      1,292      1,279      1,260      1,236      1,970
    Payments Year 13         796        780        761        740      1,284      1,259      1,228      1,194      2,034
    Payments Year 14         759        737        713        686      1,275      1,238      1,197      1,152      2,100
    Payments Year 15         725        697        667        636      1,267      1,218      1,166      1,112      2,167
    Payments Year 16         692        659        625        590      1,259      1,199      1,137      1,074      2,237
    Payments Year 17         661        623        585        547      1,250      1,179      1,108      1,036      2,309
    Payments Year 18         631        589        548        508      1,242      1,160      1,079      1,000      2,384
    Payments Year 19         602        557        513        471      1,234      1,141      1,052        966      2,460
    Payments Year 20         575        526        480        437      1,226      1,123      1,025        932      2,540
Sum of payments over 20
  year guarantee period   18,522     18,907     19,258     19,580     26,124     26,334     26,497     26,620     38,210

      SUBACCOUNT RETURN     8%         8%         8%        10%        10%        10%        10%
                    AIR     4%         5%         6%         3%         4%         5%         6%
Current Expense Charge
    Payments Year 1        1,530      1,675      1,824      1,390      1,530      1,675      1,824
    Payments Year 2        1,564      1,696      1,829      1,462      1,594      1,728      1,864
    Payments Year 3        1,599      1,717      1,835      1,537      1,660      1,783      1,905
    Payments Year 4        1,635      1,739      1,840      1,617      1,729      1,839      1,946
    Payments Year 5        1,671      1,761      1,846      1,700      1,801      1,897      1,989
    Payments Year 6        1,709      1,783      1,852      1,788      1,876      1,957      2,032
    Payments Year 7        1,747      1,805      1,857      1,880      1,953      2,019      2,077
    Payments Year 8        1,786      1,828      1,863      1,978      2,035      2,083      2,122
    Payments Year 9        1,826      1,851      1,868      2,080      2,119      2,149      2,169
    Payments Year 10       1,866      1,874      1,874      2,187      2,207      2,217      2,216
    Payments Year 11       1,908      1,898      1,880      2,300      2,299      2,287      2,265
    Payments Year 12       1,951      1,922      1,885      2,419      2,394      2,359      2,314
    Payments Year 13       1,994      1,946      1,891      2,544      2,494      2,434      2,365
    Payments Year 14       2,039      1,970      1,897      2,675      2,597      2,511      2,417
    Payments Year 15       2,084      1,995      1,902      2,813      2,705      2,590      2,470
    Payments Year 16       2,131      2,020      1,908      2,959      2,818      2,672      2,524
    Payments Year 17       2,178      2,046      1,914      3,111      2,935      2,756      2,579
    Payments Year 18       2,227      2,071      1,920      3,272      3,057      2,844      2,635
    Payments Year 19       2,276      2,097      1,926      3,441      3,184      2,933      2,693
    Payments Year 20       2,327      2,124      1,931      3,619      3,316      3,026      2,752
Sum of payments over 20
  year guarantee period   38,047     37,821     37,542     46,772     46,302     45,758     45,156

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the owner and the various rates of return of the Portfolios selected. The amount of the Income Payments would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is likely that the performance will fluctuate from month to month, monthly Income Payments (based on the Separate Account) will also fluctuate. No representation can be made by us or the Portfolios that this hypothetical performance can be achieved for any one year or sustained over any period of time.


EXAMPLE 2 [TO BE UPDATED]

      SUBACCOUNT RETURN     0%         0%         0%         0%         4%         4%         4%         4%         8%
                    AIR     3%         4%         5%         6%         3%         4%         5%         6%         3%
Current Expense Charge
    Payments Year 1        5,648      6,218      6,806      7,410      5,648      6,218      6,806      7,410      5,648
    Payments Year 2        5,391      5,878      6,373      6,874      5,611      6,117      6,632      7,153      5,830
    Payments Year 3        5,146      5,557      5,968      6,376      5,574      6,018      6,463      6,905      6,018
    Payments Year 4        4,912      5,254      5,588      5,914      5,537      5,921      6,298      6,665      6,212
    Payments Year 5        4,689      4,967      5,232      5,485      5,500      5,826      6,137      6,434      6,412
    Payments Year 6        4,476      4,695      4,900      5,088      5,464      5,731      5,981      6,210      6,619
    Payments Year 7        4,273      4,439      4,588      4,719      5,428      5,639      5,828      5,995      6,832
    Payments Year 8        4,079      4,196      4,296      4,377      5,392      5,548      5,679      5,787      7,052
    Payments Year 9        3,893      3,967      4,023      4,060      5,356      5,458      5,534      5,586      7,280
    Payments Year 10       3,716      3,751      3,767      3,766      5,321      5,370      5,393      5,392      7,514
    Payments Year 11       3,548      3,546      3,527      3,493      5,286      5,283      5,255      5,205      7,756
    Payments Year 12       3,386      3,352      3,303      3,240      5,251      5,198      5,121      5,024      8,006
    Payments Year 13       3,233      3,169      3,093      3,005      5,216      5,114      4,991      4,850      8,265
    Payments Year 14       3,086      2,996      2,896      2,787      5,182      5,031      4,863      4,681      8,531
    Payments Year 15       2,945      2,832      2,712      2,586      5,148      4,950      4,739      4,519      8,806
    Payments Year 16       2,812      2,678      2,539      2,398      5,114      4,870      4,618      4,362      9,090
    Payments Year 17       2,684      2,531      2,378      2,224      5,080      4,791      4,500      4,210      9,383
    Payments Year 18       2,562      2,393      2,226      2,063      5,046      4,714      4,385      4,064      9,685
    Payments Year 19       2,445      2,262      2,085      1,914      5,013      4,638      4,273      3,923      9,997
    Payments Year 20       2,334      2,139      1,952      1,775      4,980      4,563      4,164      3,787     10,320
Sum of payments over 20
  year guarantee period   75,259     76,820     78,249     79,555    106,146    106,998    107,662    108,161    155,255

      SUBACCOUNT RETURN     8%         8%         8%        10%        10%        10%        10%
                    AIR     4%         5%         6%         3%         4%         5%         6%
Current Expense Charge
    Payments Year 1        6,218      6,806      7,410      5,648      6,218      6,806      7,410
    Payments Year 2        6,356      6,892      7,433      5,940      6,476      7,021      7,573
    Payments Year 3        6,498      6,978      7,455      6,246      6,745      7,243      7,738
    Payments Year 4        6,643      7,066      7,478      6,569      7,025      7,472      7,908
    Payments Year 5        6,791      7,155      7,500      6,908      7,317      7,708      8,081
    Payments Year 6        6,943      7,245      7,523      7,265      7,621      7,952      8,258
    Payments Year 7        7,098      7,336      7,546      7,640      7,937      8,204      8,438
    Payments Year 8        7,256      7,428      7,569      8,035      8,267      8,463      8,623
    Payments Year 9        7,418      7,521      7,591      8,450      8,610      8,731      8,812
    Payments Year 10       7,583      7,616      7,614      8,886      8,968      9,007      9,005
    Payments Year 11       7,752      7,712      7,637      9,345      9,341      9,291      9,202
    Payments Year 12       7,925      7,809      7,660      9,828      9,729      9,585      9,403
    Payments Year 13       8,102      7,907      7,683     10,336     10,133      9,888      9,609
    Payments Year 14       8,283      8,006      7,707     10,870     10,554     10,201      9,819
    Payments Year 15       8,468      8,107      7,730     11,431     10,992     10,524     10,034
    Payments Year 16       8,657      8,209      7,753     12,021     11,449     10,856     10,254
    Payments Year 17       8,850      8,312      7,777     12,642     11,924     11,200     10,478
    Payments Year 18       9,047      8,416      7,800     13,295     12,420     11,554     10,708
    Payments Year 19       9,249      8,522      7,824     13,982     12,935     11,919     10,942
    Payments Year 20       9,455      8,629      7,847     14,704     13,473     12,296     11,181
Sum of payments over 20
  year guarantee period  154,593    153,671    152,538    190,043    188,133    185,922    183,477

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the owner and the various rates of return of the Portfolios selected. The amount of the Income Payments would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is likely that the performance will fluctuate from month to month, monthly Income Payments (based on the Separate Account) will also fluctuate. No representation can be made by us or the Portfolios that this hypothetical performance can be achieved for any one year or sustained over any period of time.

                                   APPENDIX B



                         [to be provided by amendment]

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


The Company.....................................................................   3

The Separate Account............................................................   4

Additional Information About the General Account................................   4

Net Investment Factor...........................................................   4

Termination of Participation Agreements.........................................   4

Calculation of Performance Data.................................................   6

Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund.....   6

Other Subaccounts...............................................................   7

Other Performance Data..........................................................   8

Tax Matters.....................................................................   8

  Taxation of Genworth Life and Annuity Insurance Company.......................   8
  IRS Required Distributions....................................................   9

General Provisions..............................................................   9

  Using the Contracts as Collateral.............................................   9
  The Beneficiary...............................................................   9
  Non-Participating.............................................................   9
  Misstatement of Age or Gender.................................................  10
  Incontestability..............................................................  10
  Statement of Values...........................................................  10
  Trust as Owner or Beneficiary.................................................  10
  Written Notice................................................................  10

Legal Developments Regarding Employment-Related Benefit Plans...................  10

Regulation of Genworth Life and Annuity Insurance Company.......................  10

Experts.........................................................................  10

Financial Statements............................................................  11


                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 WEST BROAD STREET
                            RICHMOND, VIRGINIA 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling 800.352.9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1712 08/06 to:

Name:___________________________________________________________________________

Address:________________________________________________________________________
                                     Street

________________________________________________________________________________
            City                       State                      Zip

Signature of Requestor:_________________________________________________________
                                                               Date

                      (This page left blank intentionally)

                    STATEMENT OF ADDITIONAL INFORMATION FOR
                    MODIFIED SINGLE PREMIUM PAYMENT VARIABLE
                          IMMEDIATE ANNUITY CONTRACTS

                                FORM P1712 08/06

                                   ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3
                             6610 WEST BROAD STREET
                            RICHMOND, VIRGINIA 23230
                         TELEPHONE NUMBER: 800.352.9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2008, for the Modified Single Premium Payment Variable Immediate Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 3. The terms used in the current prospectus for Modified Single Premium Payment Variable Immediate Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

    Call:     800.352.9910

    Or        Genworth Life and Annuity Insurance Company
    write:    6610 West Broad Street
              Richmond, Virginia 23230

    Or        www.genworth.com
    visit:

    Or:       contact your financial representative


The date of this Statement of Additional Information is May 1, 2008.

TABLE OF CONTENTS


The Company..........................................................................   3

The Separate Account.................................................................   4

Additional Information About the General Account.....................................   4

Net Investment Factor................................................................   4

Termination of Participation Agreements..............................................   4

Calculation of Performance Data......................................................   6

Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund..........   6

Other Subaccounts....................................................................   7

Other Performance Data...............................................................   8

Tax Matters..........................................................................   8

    Taxation of Genworth Life and Annuity Insurance Company..........................   8
    IRS Required Distributions.......................................................   9

General Provisions...................................................................   9

    Using the Contracts as Collateral................................................   9
    The Beneficiary..................................................................   9
    Non-Participating................................................................   9
    Misstatement of Age or Gender....................................................  10
    Incontestability.................................................................  10
    Statement Of Values..............................................................  10
    Trust as Owner or Beneficiary....................................................  10
    Written Notice...................................................................  10

Legal Developments Regarding Employment-Related Benefit Plans........................  10

Regulation of Genworth Life and Annuity Insurance Company............................  10

Experts..............................................................................  10

Financial Statements.................................................................  11

THE COMPANY


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").



On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.



Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.


On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virgina for these mergers.


Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML was merged into GLICNY with GLICNY being the surviving entity.



We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to developing solutions that help meet the investment, protection, homeownership, retirement and independent lifestyle needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.



- PROTECTION. We offer customers life insurance, including term and universal life, and Medicare supplement insurance.



- RETIREMENT INCOME AND INSTITUTIONAL. We offer customers a variety of wealth accumulation, income distribution and institutional investment products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities, group variable annuities offered through retirement plans, and variable life insurance. Institutional products include guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs").



We also have Corporate and Other activities, which include income and expense not allocated to the segments.



We do business in the District of Columbia and all states, except New York.


We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT


In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premium payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.


ADDITIONAL INFORMATION ABOUT THE GENERAL ACCOUNT

If available, the initial interest rate guarantee period for any allocation you make to the General Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

NET INVESTMENT FACTOR

Prior to the Income Start Date, the net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus
(c) where:

(a)   is the result of:

    (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

    (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

    (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

(b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

(c) is the daily factor for the Valuation Period representing the asset charge deducted from the Subaccount adjusted for the number of days in the Valuation Period.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

EVERGREEN VARIABLE ANNUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

LORD ABBETT SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. This agreement may be terminated by the parties upon 180 days' advance written notice.

VAN KAMPEN LIFE INVESTMENT TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNT INVESTING IN THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 0.70% of assets in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

    Current Yield = ((NCP - ES)/UV) X (365/7)

    where:

                           NCP   =  the net change in the value of the investment Portfolio
                                    (exclusive of realized gains and losses on the sale of
                                    securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day
                                    period attributable to a hypothetical account having a
                                    balance of one unit.

                           ES    =  per unit expenses of the hypothetical account for the
                                    seven-day period.

                           UV    =  the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

    Effective Yield = (1 + ((NCP - ES)/
    UV))TO THE POWER OF 365/7 - 1

    where:

                           NCP   =  the net change in the value of the investment Portfolio
                                    (exclusive of realized gains and losses on the sale of
                                    securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day
                                    period attributable to a hypothetical account having a
                                    balance of one unit.

                           ES    =  per unit expenses of the hypothetical account for the
                                    seven-day period.

                           UV    =  the unit value for the first day of the seven-day period.


The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments
Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund.


Yield calculations do not take into account the charges for any optional riders.


GE Investments Funds, Inc. -- Money Market Fund



Current Yield: ____ as of December 31, 2007
Effective Yield: ____ as of December 31, 2007


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

OTHER SUBACCOUNTS

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect.


Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge as described below:



1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses and the mortality and expense risk charge).


2) Standardized total return considers the maximum charges for all available optional riders.

3) Standardized total return does not reflect the deduction of any premium taxes.

4) Standardized total return will then be calculated according to the following formula:

    TR = (ERV/P)TO THE POWER OF 1/N - 1

    where:

                           TR    =  the average annual total return for the period.
                           ERV   =  the ending redeemable value (reflecting deductions as
                                    described above) of the hypothetical investment at the end of the period.
                           P     =  a hypothetical single investment of $1,000
                           N     =  the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE DATA

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

    CTR = (ERV/P)-1

    where:

                           CTR   =  the cumulative total return for the period.
                           ERV   =  the ending redeemable value (reflecting deductions as
                                    described above) of the hypothetical investment at the end of the period.
                           P     =  a hypothetical single investment of $1,000

Sales literature may also quote cumulative and/ or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. SEE the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the account value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:


(a) if any owner dies on or after the Income Start Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and



(b) if any owner dies prior to the Income Start Date, the entire interest in the contract will be distributed:



     (1)  within five years after the date of that owner's death; or



     (2) as Income Payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.


The Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

GENERAL PROVISIONS

Other rules apply to Qualified Contracts.

USING THE CONTRACTS AS COLLATERAL

A Non-Qualified Contract can be assigned as collateral security for a loan. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity or tax consequences of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. SEE the "Tax Matters" provision in the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING

The contract is non-participating. It does not share in our profits or surplus. No dividends are payable.

MISSTATEMENT OF AGE OR GENDER

If any person's age or gender is misstated, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender. If any overpayments have been made, future payments will be adjusted. Any underpayments will be paid in full.

INCONTESTABILITY

We will not contest the contract.

STATEMENT OF VALUES

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR BENEFICIARY


If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.


WRITTEN NOTICE

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.


We will send all notices to the owner at the last known address on file with us.


LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS


On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE FOR TAX DEFERRED ANNUITY V. NORRIS, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of NORRIS, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

EXPERTS


[To Be Provided By Amendment]

FINANCIAL STATEMENTS


[To Be Provided By Amendment]

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (A) FINANCIAL STATEMENTS

    All required financial statements are included in Part B of this Registration Statement.

    (B) EXHIBITS


(1)(a)        Resolution of Board of Directors of Genworth Life and
              Annuity Insurance Company authorizing the establishment of Genworth Life & Annuity VA Separate Account 3. Previously filed on November 2, 2006 with Pre-Effective Amendment
              No. 1 to Form N-4 for Genworth Life & Annuity VA Separate
              Account 3, Registration No. 333-138258.

(2)           Not Applicable.

(3)(a)        Underwriting Agreement between Genworth Life and Annuity
              Insurance Company and Capital Brokerage Corporation.
              Previously filed on November 2, 2006 with Pre-Effective
              Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 3, Registration No. 333-138258.

(3)(b)        Dealer Sales Agreement between Genworth Life and Annuity
              Insurance Company and Capital Brokerage Corporation.
              Previously filed on November 2, 2006 with Pre-Effective
              Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 3, Registration No. 333-138258.

(4)(a) Form of variable annuity contract. Previously filed on November 2, 2006 with Pre-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(5) Form of Application. Previously filed on November 2, 2006 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(6)(a)        Amended and Restated Articles of Incorporation of Genworth
              Life and Annuity Insurance Company. Previously filed on
              January 3, 2006 with Post-Effective Amendment No. 24 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

(6)(b)        By-Laws of Genworth Life and Annuity Insurance Company.
              Previously filed on January 3, 2006 with Post-Effective
              Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 1, Registration No. 333-31172.

(7)           Not Applicable.

(8)(a)(1)     Fund Participation Agreement between Genworth Life and
              Annuity Insurance Company (the "Company") and AIM Variable
              Insurance Funds. Previously filed with Post-Effective
              Amendment No. 21 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 1, Registration No. 333-31172.

(8)(a)(2)     Amendment to Fund Participation Agreement between the
              Company and AIM Variable Insurance Funds. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(b)(1)     Fund Participation Agreement between the Company and
              AllianceBernstein Variable Products Series Fund, Inc.
              Previously filed with Post-Effective Amendment No. 21 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

(8)(b)(2)     Amendment to Fund Participation Agreement between the
              Company and AllianceBernstein Variable Products Series
              Fund, Inc. Previously filed on April 13, 2007 with
              Post-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(c)        Form of Fund Participation Agreement between the Company and
              American Century Variable Portfolios II, Inc. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account
              3, Registration No. 333-138258.

(8)(d)        Fund Participation Agreement between the Company and
              BlackRock Variable Series Funds, Inc. Previously filed with
              Post-Effective Amendment No. 21 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

(8)(e)        Fund Participation Agreement between the Company and
              Columbia Funds Variable Insurance Trust I. Previously filed with Post-Effective Amendment No. 12 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

(8)(f)(1)     Fund Participation Agreement between the Company and Eaton
              Vance Variable Trust. Previously filed with Post-Effective
              Amendment No. 6 to Form N-6 for Genworth Life & Annuity VL
              Separate Account 1, Registration No. 333-72572.

(8)(f)(2)     Amendment to Fund Participation Agreement between the
              Company and Eaton Vance Variable Trust. Previously filed on
              April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(g)        Fund Participation Agreement between the Company and
              Evergreen Variable Annuity Trust. Previously filed with
              Post-Effective Amendment No. 14 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

(8)(h)        Fund Participation Agreement between the Company and
              Federated Insurance Series. Previously filed on April 13,
              2007 with Post-Effective Amendment No. 1 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(i)(1)(a)  Fund Participation Agreement between the Company and
              Fidelity Variable Insurance Products Fund. Previously filed with Post-Effective Amendment No. 9 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 033-76334.

(8)(i)(1)(b)  Amendment to Fund Participation Agreement between the
              Company and Fidelity Variable Insurance Products Fund.
              Previously filed with Post-Effective Amendment No. 9 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 033-76334.

(8)(i)(1)(c)  Amendment to Fund Participation Agreement between the
              Company and Fidelity Variable Insurance Products Fund.
              Previously filed with Pre-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

(8)(i)(2)(a)  Fund Participation Agreement between the Company and
              Fidelity Variable Insurance Products Fund II. Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 1, Registration
              No. 033-76334.

(8)(i)(2)(b)  Amendment to Fund Participation Agreement between the
              Company and Fidelity Variable Insurance Products Fund II.
              Previously filed with Post-Effective Amendment No. 9 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 033-76334.

(8)(i)(2)(c)  Amendment to Fund Participation Agreement between the
              Company and Fidelity Variable Insurance Products Fund II.
              Previously filed with Pre-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

(8)(i)(3)(a)  Fund Participation Agreement between the Company and
              Fidelity Variable Insurance Products Fund III. Previously filed with Post-Effective Amendment No. 3 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 1, Registration
              No. 033-76334.

(8)(i)(3)(b)  Amendment to Fund Participation Agreement between the
              Company and Fidelity Variable Insurance Products Fund III.
              Previously filed with Pre-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

(8)(j)        Fund Participation Agreement between the Company and
              Franklin Templeton Variable Insurance Products Trust.
              Previously filed with Post-Effective Amendment No. 22 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-47732.

(8)(k)        Fund Participation Agreement between the Company and GE
              Investments Funds, Inc. Previously filed with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

(8)(l)        Form of Fund Participation Agreement between the Company and
              Goldman Sachs Variable Insurance Trust. Previously filed on
              April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(m)        Fund Participation Agreement between the Company and Janus
              Aspen Series. Previously filed with Post-Effective Amendment
              No. 21 to Form N-4 for Genworth Life & Annuity VA Separate
              Account 1, Registration No. 333-31172.

(8)(n)        Form of Fund Participation Agreement between the Company and
              Legg Mason Partners Variable Equity Trust. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(o)        Fund Participation Agreement between the Company and Lord
              Abbett Series Fund, Inc. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(p)(1)     Fund Participation Agreement between the Company and MFS
              Variable Insurance Trust. Previously filed with
              Post-Effective Amendment No. 21 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

(8)(p)(2)     Amendment to Fund Participation Agreement between the
              Company and MFS Variable Insurance Trust. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(q)(1)     Fund Participation Agreement between the Company and
              Oppenheimer Variable Account Funds. Previously filed with
              Post-Effective Amendment No. 9 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 033-76334.

(8)(q)(2)     Amendment to Fund Participation Agreement between the
              Company and Oppenheimer Variable Account Funds. Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 1, Registration
              No. 033-76334.

(8)(r)(1)     Fund Participation Agreement between the Company and PIMCO
              Variable Insurance Trust. Previously filed with
              Post-Effective Amendment No. 21 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

(8)(r)(2)     Fund Participation Agreement between the Company and PIMCO
              Variable Insurance Trust. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(s)        Fund Participation Agreement between the Company and The
              Prudential Series Fund. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(t)        Fund Participation Agreement between the Company and Rydex
              Variable Trust. Previously filed with Post-Effective
              Amendment No. 21 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 1, Registration No. 333-31172..

(8)(u)        Fund Participation Agreement between the Company and Van
              Kampen Life Investment Trust. Previously filed on April 13,
              2007 with Post-Effective Amendment No. 1 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(v)        Fund Participation Agreement between the Company and The
              Universal Institutional Funds, Inc. Previously filed on
              April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(9) Opinion and Consent of Counsel. To be filed by Post-Effective Amendment to the Registration Statement.

(10) Consent of Independent Registered Public Accounting Firm. To be filed by Post-Effective Amendment to the Registration
              Statement.

(11)          Consolidated Financial Statements of Federal Home Life
              Insurance Company and Unaudited ProForma Financial
              Information. Previously filed on January 24, 2007 with Pre-
              Effective Amendment 2 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 3, Registration No. 333-138258.

(12)          Not Applicable.

(13)          Power of Attorney. Previously filed on August 24, 2007 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration
              No. 333-143407.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Pamela S. Schutz                  Chairperson of the Board, President and Chief Executive Officer

William C. Goings, II(4)          Director and Senior Vice President

Paul A. Haley                     Director, Senior Vice President and Chief Actuary

Victor C. Moses(2)                Director and Vice President

Leon E. Roday(2)                  Director and Senior Vice President

Geoffrey S. Stiff                 Director and Senior Vice President

John G. Apostle II                Senior Vice President and Chief Compliance Officer

Thomas E. Duffy                   Senior Vice President, General Counsel and Secretary

Dennis R. Vigneau                 Senior Vice President and Chief Financial Officer

Mark W. Griffin(3)                Senior Vice President and Chief Investment Officer

Christopher J. Grady              Senior Vice President

James D. Atkins(4)                Senior Vice President

Patrick B. Kelleher               Senior Vice President

Thomas M. Stinson                 Senior Vice President

James H. Reinhart                 Senior Vice President

Heather C. Harker                 Vice President and Associate General Counsel

Jac J. Amerell                    Vice President and Controller

Gary T. Prizzia(1)                Treasurer

Matthew P. Sharpe                 Vice President


The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 3003 Summer Street, Stamford, Connecticut 06904.

(4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                             [ORGANIZATIONAL CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS


    There were 29 owners of Qualified Contracts and 34 owners of Non-Qualified Contracts as of February 19, 2008.


ITEM 28.  INDEMNIFICATION

    Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.


    Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.



    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.



                                     * * *


ITEM 29.  PRINCIPAL UNDERWRITER

    (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life and Annuity Insurance Company, Genworth Life of New York VA Separate Account 1 and Genworth Life of New York VL Separate Account 1.

    (b)


NAME                                 ADDRESS          POSITIONS AND OFFICES WITH UNDERWRITER
----                         -----------------------  ---------------------------------------
Christopher J. Grady.......  6610 W. Broad St.        Director, President and Chief Executive
                             Richmond, VA 23230       Officer
John G. Apostle, II........  6620 W. Broad St.        Director
                             Richmond, VA 23230
Geoffrey S. Stiff..........  6610 W. Broad St.        Director and Senior Vice President
                             Richmond, VA 23230
Patrick B. Kelleher........  6610 W. Broad St.        Senior Vice President
                             Richmond, VA 23230
Victor C. Moses............  601 Union St.            Senior Vice President
                             Suite 2200
                             Seattle, WA 98101

NAME                                 ADDRESS          POSITIONS AND OFFICES WITH UNDERWRITER
----                         -----------------------  ---------------------------------------
Edward J. Wiles, Jr........  3001 Summer St.,         Senior Vice President
                             2nd Floor
                             Standford, CT 06905
Scott E. Wolfe.............  6610 W. Broad St.        Senior Vice President and Chief
                             Richmond, VA 23230       Compliance Officer
Dennis R. Vigneau..........  6610 W. Broad St.        Chief Financial Officer
                             Richmond, VA 23230
James H. Reinhart..........  6610 W. Broad St.        Vice President
                             Richmond, VA 23230
Michelle L. Trampe.........  6610 W. Broad St.        Vice President and Controller
                             Richmond, VA 23230
Gary T. Prizzia............  6620 W. Broad St.        Treasurer
                             Richmond, VA 23230
Gabor Molnar...............  6610 W. Broad St.        Financial & Operations Principal
                             Richmond, VA 23230



                                         (2)
               (1)                 NET UNDERWRITING        (3)             (4)
             NAME OF                DISCOUNTS AND    COMPENSATION ON    BROKERAGE         (5)
      PRINCIPAL UNDERWRITER          COMMISSIONS       REDEMPTION      COMMISSIONS    COMPENSATION
---------------------------------  ----------------  ---------------  -------------   ------------
Capital Brokerage Corporation....  Not Applicable    Not Applicable       10.0%         $194,206


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

    Not Applicable.

ITEM 32.  UNDERTAKINGS

    (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

    STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

    Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

    STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

    Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

    SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

    Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of February, 2008.



                                               GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3
                                               (Registrant)

                                               By:                /s/ MATTHEW P. SHARPE
                                                    ------------------------------------------------
                                                                    MATTHEW P. SHARPE
                                                                     VICE PRESIDENT

                                               GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                               (Depositor)

                                               By:                /s/ MATTHEW P. SHARPE
                                                    ------------------------------------------------
                                                                    MATTHEW P. SHARPE
                                                                     VICE PRESIDENT


    Pursuant to the requirements of the Securities Act of 1933, this to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                NAME                                 TITLE                        DATE
------------------------------------  ------------------------------------  -----------------
       /s/ *PAMELA S. SCHUTZ          Chairperson of the Board, President   February 25, 2008
-----------------------------------     and Chief Executive Officer
          PAMELA S. SCHUTZ

     /s/ *WILLIAM C. GOINGS, II       Director and Senior Vice President    February 25, 2008
-----------------------------------
       WILLIAM C. GOINGS, II

         /s/ *PAUL A. HALEY           Director, Senior Vice President and   February 25, 2008
-----------------------------------     Chief Actuary
           PAUL A. HALEY

        /s/ *VICTOR C. MOSES          Director and Vice President           February 25, 2008
-----------------------------------
          VICTOR C. MOSES

         /s/ *LEON E. RODAY           Director and Senior Vice President    February 25, 2008
-----------------------------------
           LEON E. RODAY

       /s/ *GEOFFREY S. STIFF         Director and Senior Vice President    February 25, 2008
-----------------------------------
         GEOFFREY S. STIFF

      /s/ * DENNIS R. VIGNEAU         Senior Vice President and Chief       February 25, 2008
-----------------------------------     Financial Officer
         DENNIS R. VIGNEAU

        /s/ *JAC J. AMERELL           Vice President and Controller         February 25, 2008
-----------------------------------
           JAC J. AMERELL




By:          /s/ MATTHEW P. SHARPE         ,    pursuant to Power of Attorney        February 25, 2008
        ------------------------------          executed on July 18, 2007.



               MATTHEW P. SHARPE